UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period :	August 1, 2017 — July 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam RetirementReady® Funds

Annual report
7 | 31 | 18

Putnam RetirementReady Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Annual report
7 | 31 | 18

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply: You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below certain required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high-quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. The effects of inflation may erode the value of your investment over time.

The principal value of the fund is not guaranteed at any time, including at the target date.

Message from the Trustees

September 18, 2018

Dear Fellow Shareholder:

During 2018, we have seen conditions for global financial markets become a bit more normal after an extended period of record advances coupled with low volatility. A downturn early in the year pushed stocks into a brief correction, while the subsequent market rally has experienced occasional setbacks. Both stocks and bonds have been somewhat more volatile, due in part to uncertainty surrounding trade policy and U.S. interest rates. Fortunately, navigating a change in market trends is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

Performance history as of 7/31/18

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Putnam Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See below and pages 10–23 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception of the class A shares of the RetirementReady Funds is 11/1/04.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/18. See above and pages 10–23 for additional fund performance information. Index descriptions can be found on pages 31–32.

RetirementReady® Funds 3

Jason, how did the funds perform for the 12-month reporting period?

Performance was positive for all of the Putnam RetirementReady portfolios for the 12-month reporting period. As we expected, the funds with greater allocations to stocks had greater returns than the shorter-dated funds. The high exposures to stocks are for investors with decades until retirement. The shorter-dated funds have proportionately higher exposure to bonds and other fixed-income securities as we seek greater stability. Stocks outperformed bonds in the period.

U.S. stocks, as measured by the S&P 500 Index, returned 16.24% for the period, and stocks of non-U.S. developed countries, as measured by the MSCI EAFE Index [ND], returned 6.40%. By contrast, the Bloomberg Barclays U.S. Aggregate Bond Index was down –0.80%. As the Fed raised short-term interest rates during the period, bonds with short and intermediate maturities generally declined in price.

What was the investment environment like during the reporting period?

Market volatility remained subdued during the first half of the period, which was the second

4 RetirementReady® Funds

half of 2017. Volatility returned in 2018 when geopolitical concerns and trade policies weighed on global markets.

Economic conditions remained solid during the period, with U.S. gross domestic product surging to 4.1% in an advance estimate for the second quarter. The unemployment rate also declined. Inflation remained steady despite rising energy prices. In December 2017, the passage of the Tax Cuts and Jobs Act introduced significant tax reductions for corporations. The new law also reduced taxes for multinational companies seeking to repatriate overseas earnings. Corporate earnings were largely positive.

In general, the investment environment was positive for equities. Stocks benefited from the impact of tax reform and continued strong earnings. During the latter part of the period, some geopolitical tensions intensified, and the introduction of trade tariffs set the stage for conflicts between the United States and its major trading partners. However, these policy moves were not broad enough to offset the strength of persistent economic growth in the United States and across the globe.

Fixed-income markets finished the period relatively flat. Long-term bond yields changed much more modestly than did short-term yields. We continue to see muted returns from interest-rate-sensitive investments and expect that to continue. High-yield bonds outperformed other fixed-income sectors, but did not keep pace with equities.

Please explain the philosophy behind the funds’ glide-path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors build their savings. Early in the glide path, as investors are saving for their retirement, the glide path favors larger allocations to equities in order to generate growth. While larger equity allocations can experience periodic downturns, the extended retirement investment horizon typically allows time for recovery, as well as the chance to benefit from the expected long-term upward trajectory of equity markets. A fund’s stock allocations gradually diminish over time in favor of what we consider to be less volatile assets, such as bonds, in an effort to protect capital as investors approach retirement.

As an investor advances toward retirement, the glide path also allocates a growing percentage to our absolute return strategies. Our objective is to reduce market risk across all assets as an investor approaches retirement, while attempting to deliver a more diverse set of risks and returns at the portfolio level.

What strategies for the underlying funds contributed to or detracted from the funds’ absolute performance during the reporting period?

Across the funds, we add value through asset allocation and security selection. Throughout the period, we generally kept the funds’ asset class allocations relatively close to neutral, as we expected markets to perform generally in line with benchmark allocations to stocks, bonds, and other fixed-income securities.

Within asset class allocations, we added value with tactical allocation, most notably with an out-of-benchmark position in commodities. We saw a strong rally in energy, including oil prices, during the period. Over the past year, we’ve intermittently taken a long position across a broad basket of commodities. We maintained the position more consistently during 2018 and this added to returns.

In terms of security selection, we saw some areas of strength. Security selection in U.S. large-cap equities contributed to performance. We also saw positive contribution from an out-of-benchmark position in fixed-income investments, specifically securitized debt. Security selection in emerging markets also contributed to fund performance. Our exposure

RetirementReady® Funds 5

to emerging markets, however, was limited to the longer-dated portfolios.

Weakness in our active currency positioning was one detractor from performance. We typically take positions across various major currencies, seeking to add value. In this period, the mix of positions that we chose was unfavorable.

Performance among our absolute return strategies was mixed. Overall, the absolute return strategies contributed to reducing volatility and improving diversification across the funds.

What is your outlook for the coming months?

Market volatility has re-emerged as a challenge and opportunity in 2018 in our view. Still, we believe that global economic growth and strong corporate earnings will continue to offset short-term setbacks. At the same time, in our view, economic factors are not signaling a recession.

While we believe that the fundamental backdrop remains supportive for stocks, we made some adjustments to positioning at the end of the period. For the first half of 2018, we held overweight positions in equities and commodities. By the end of the reporting period, we dialed back those views somewhat and brought our positions more in line with the benchmark, taking advantage of some gains we made at the start of the year. One of the drivers behind our tactical allocation in equities was the prospect for stock buybacks resulting from the tax reform law. As earnings season progressed, many companies entered blackout periods and the prospects around buybacks temporarily diminished. So, we dialed back our exposure.

Our positioning in commodities enabled us to take advantage of the runup in prices. We took the opportunity recently to reduce exposure given that the forward-looking risk-adjusted return expectation was less than what it was at the start of the year. We believe there is also a potential for an uptick in volatility in

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 RetirementReady® Funds

commodities due to geopolitical concerns and supply/demand dynamics.

We expect bond yields in the United States and globally to continue rising. The European Central Bank announced in June 2018, however, that its bond-buying program would end in December 2018, and we believe this will keep a short-term lid on global yields.

The global economic growth outlook will also be a factor, in our view, but we believe global growth currently has a solid foundation.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

RetirementReady® Funds 7

Composition of the funds’
underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of July 31, 2018. For more information, please see the funds’ prospectus.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund (named Putnam Absolute Return 300 Fund prior to April 30, 2018) invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund (named Putnam Absolute Return 700 Fund prior to April 30, 2018) combines two independent investment strategies: a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance

8 RetirementReady® Funds

of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 7/31/18

Underlying Putnam Fund	Putnam Retirement- Ready 2060 Fund	Putnam Retirement- Ready 2055 Fund	Putnam Retirement- Ready 2050 Fund	Putnam Retirement- Ready 2045 Fund	Putnam Retirement- Ready2040 Fund	Putnam Retirement- Ready 2035 Fund	Putnam Retirement- Ready 2030 Fund	Putnam Retirement- Ready2025 Fund	Putnam Retirement- Ready2020 Fund	Putnam Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation
Equity Fund	73.6%	69.0%	52.7%	33.4%	10.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	54.0%	68.5%	53.4%	17.7%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.8%	47.2%	42.3%	14.5%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.6%	34.3%
Putnam Multi-Asset Absolute
Return Fund*	9.5%	9.5%	9.4%	9.6%	12.7%	16.8%	20.6%	25.6%	29.4%	29.8%
Putnam Fixed Income Absolute
Return Fund†	0.5%	0.8%	1.5%	2.4%	2.8%	5.2%	9.6%	15.0%	22.7%	29.9%
Putnam Government Money
Market Fund	0.4%	0.2%	0.4%	0.6%	1.6%	2.8%	3.7%	5.0%	5.8%	6.0%

Percentages are based on net assets as of 7/31/18. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the exclusion of as-of trades.

* Effective April 27, 2018, Putnam Absolute Return 500 Fund® merged with Putnam Absolute Return 700 Fund®, and was renamed Putnam Multi-Asset Absolute Return Fund effective April 30, 2018.

† Prior to April 30, 2018, Putnam Fixed Income Absolute Return Fund was known as Putnam Absolute Return 300 Fund®.

RetirementReady® Funds 9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2018, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/18

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	28.94%	21.53%	26.42%	23.42%	26.37%	26.37%	27.22%	22.77%	28.03%	29.99%	29.69%
Annual average	10.00	7.59	9.19	8.21	9.17	9.17	9.45	8.00	9.71	10.34	10.24
1 year	11.28	4.88	10.54	5.54	10.41	9.41	10.75	6.87	10.97	11.71	11.46
2055 Fund†
Life of fund	110.77%	98.65%	98.93%	98.93%	99.02%	99.02%	102.84%	95.74%	106.87%	115.53%	114.96%
Annual average	10.21	9.37	9.39	9.39	9.39	9.39	9.66	9.16	9.95	10.54	10.50
5 years	57.62	48.56	51.78	49.78	51.89	51.89	53.78	48.40	55.78	60.15	59.72
Annual average	9.53	8.24	8.70	8.42	8.72	8.72	8.99	8.21	9.27	9.88	9.82
3 years	25.54	18.32	22.72	19.72	22.69	22.69	23.68	19.35	24.60	26.86	26.52
Annual average	7.88	5.77	7.06	6.18	7.05	7.05	7.34	6.07	7.61	8.25	8.16
1 year	11.05	4.67	10.26	5.26	10.25	9.25	10.50	6.63	10.86	11.55	11.35
2050 Fund‡
Annual average
(life of fund)	6.91%	6.43%	6.43%	6.43%	6.30%	6.30%	6.37%	6.08%	6.64%	7.19%	7.17%
10 years	108.77	96.77	96.55	96.55	93.60	93.60	98.55	91.60	103.52	114.34	113.90
Annual average	7.64	7.00	6.99	6.99	6.83	6.83	7.10	6.72	7.36	7.92	7.90
5 years	56.58	47.58	50.77	48.77	50.77	50.77	52.71	47.37	54.64	58.85	58.52
Annual average	9.38	8.09	8.56	8.27	8.56	8.56	8.84	8.06	9.11	9.70	9.65
3 years	25.02	17.83	22.18	19.18	22.26	22.26	23.17	18.86	24.06	26.22	25.95
Annual average	7.73	5.62	6.90	6.02	6.93	6.93	7.19	5.93	7.45	8.07	8.00
1 year	10.82	4.45	9.90	4.90	9.93	8.93	10.21	6.35	10.51	11.15	11.07

10 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2045 Fund
Annual average
(life of fund)	6.88%	6.42%	6.42%	6.42%	6.30%	6.30%	6.35%	6.08%	6.62%	7.17%	7.15%
10 years	106.07	94.23	94.06	94.06	91.19	91.19	95.98	89.12	100.93	111.73	111.22
Annual average	7.50	6.86	6.85	6.85	6.70	6.70	6.96	6.58	7.23	7.79	7.76
5 years	54.75	45.85	49.06	47.06	49.01	49.01	50.89	45.61	52.80	57.04	56.66
Annual average	9.12	7.84	8.31	8.02	8.30	8.30	8.58	7.81	8.85	9.45	9.39
3 years	24.36	17.21	21.60	18.60	21.60	21.60	22.54	18.25	23.47	25.62	25.32
Annual average	7.54	5.44	6.74	5.85	6.74	6.74	7.01	5.75	7.28	7.90	7.81
1 year	10.35	4.00	9.48	4.48	9.50	8.50	9.64	5.80	10.05	10.75	10.58
2040 Fund
Annual average
(life of fund)	6.71%	6.25%	6.24%	6.24%	6.13%	6.13%	6.17%	5.90%	6.44%	6.99%	6.97%
10 years	102.09	90.47	90.33	90.33	87.49	87.49	92.10	85.37	97.04	107.49	107.12
Annual average	7.29	6.66	6.65	6.65	6.49	6.49	6.75	6.37	7.02	7.57	7.55
5 years	51.19	42.50	45.57	43.57	45.65	45.65	47.44	42.28	49.35	53.40	53.13
Annual average	8.62	7.34	7.80	7.50	7.81	7.81	8.07	7.31	8.35	8.94	8.90
3 years	22.69	15.63	19.88	16.88	19.92	19.92	20.81	16.58	21.73	23.78	23.56
Annual average	7.05	4.96	6.23	5.34	6.24	6.24	6.50	5.25	6.77	7.37	7.31
1 year	9.36	3.07	8.53	3.53	8.58	7.58	8.80	4.99	9.09	9.75	9.61
2035 Fund
Annual average
(life of fund)	6.27%	5.81%	5.80%	5.80%	5.69%	5.69%	5.74%	5.46%	6.00%	6.55%	6.53%
10 years	92.35	81.29	81.15	81.15	78.45	78.45	82.95	76.55	87.63	97.64	97.24
Annual average	6.76	6.13	6.12	6.12	5.96	5.96	6.23	5.85	6.50	7.05	7.03
5 years	45.34	36.98	39.97	37.97	40.07	40.07	41.78	36.82	43.59	47.48	47.19
Annual average	7.76	6.50	6.96	6.65	6.97	6.97	7.23	6.47	7.50	8.08	8.04
3 years	19.81	12.92	17.13	14.13	17.15	17.15	18.03	13.90	18.90	20.94	20.70
Annual average	6.21	4.13	5.41	4.50	5.42	5.42	5.68	4.43	5.94	6.54	6.47
1 year	7.94	1.74	7.13	2.13	7.18	6.18	7.43	3.67	7.69	8.34	8.26
2030 Fund
Annual average
(life of fund)	5.71%	5.25%	5.24%	5.24%	5.13%	5.13%	5.18%	4.91%	5.44%	5.98%	5.97%
10 years	79.74	69.40	69.23	69.23	66.81	66.81	71.01	65.02	75.35	84.60	84.32
Annual average	6.04	5.41	5.40	5.40	5.25	5.25	5.51	5.14	5.78	6.32	6.31
5 years	38.24	30.29	33.22	31.22	33.24	33.24	34.94	30.21	36.56	40.24	40.02
Annual average	6.69	5.43	5.90	5.58	5.91	5.91	6.18	5.42	6.43	7.00	6.96
3 years	16.07	9.40	13.55	10.55	13.57	13.57	14.40	10.40	15.26	17.19	17.01
Annual average	5.09	3.04	4.33	3.40	4.33	4.33	4.59	3.35	4.85	5.43	5.38
1 year	6.38	0.26	5.66	0.66	5.62	4.62	5.91	2.20	6.12	6.75	6.70

RetirementReady® Funds 11

Fund performance Total return for periods ended 7/31/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2025 Fund
Annual average
(life of fund)	5.02%	4.56%	4.56%	4.56%	4.45%	4.45%	4.49%	4.22%	4.75%	5.29%	5.28%
10 years	64.87	55.39	55.24	55.24	52.99	52.99	56.84	51.35	60.81	69.38	69.04
Annual average	5.13	4.51	4.50	4.50	4.34	4.34	4.60	4.23	4.87	5.41	5.39
5 years	30.65	23.14	25.86	23.86	25.84	25.84	27.39	22.93	28.98	32.52	32.25
Annual average	5.49	4.25	4.71	4.37	4.70	4.70	4.96	4.22	5.22	5.79	5.75
3 years	12.15	5.70	9.68	6.68	9.70	9.70	10.52	6.65	11.33	13.25	13.02
Annual average	3.89	1.86	3.13	2.18	3.13	3.13	3.39	2.17	3.64	4.24	4.17
1 year	4.64	–1.38	3.90	–1.10	3.89	2.89	4.14	0.49	4.38	5.00	4.91
2020 Fund
Annual average
(life of fund)	4.16%	3.71%	3.71%	3.71%	3.60%	3.60%	3.64%	3.37%	3.91%	4.43%	4.42%
10 years	50.29	41.65	41.62	41.62	39.51	39.51	42.95	37.94	46.59	54.31	54.14
Annual average	4.16	3.54	3.54	3.54	3.39	3.39	3.64	3.27	3.90	4.43	4.42
5 years	23.37	16.27	18.83	16.83	18.91	18.91	20.30	16.09	21.86	25.10	24.96
Annual average	4.29	3.06	3.51	3.16	3.53	3.53	3.77	3.03	4.03	4.58	4.56
3 years	8.97	2.70	6.55	3.55	6.60	6.60	7.34	3.59	8.20	9.97	9.85
Annual average	2.90	0.89	2.14	1.17	2.15	2.15	2.39	1.18	2.66	3.22	3.18
1 year	3.14	–2.79	2.38	–2.62	2.43	1.43	2.64	–0.95	2.90	3.50	3.46
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	3.00%	2.70%	2.55%	2.55%	2.45%	2.45%	2.62%	2.37%	2.74%	3.27%	3.26%
10 years	36.43	30.98	28.50	28.50	26.51	26.51	32.10	27.80	33.02	40.07	39.82
Annual average	3.16	2.74	2.54	2.54	2.38	2.38	2.82	2.48	2.89	3.43	3.41
5 years	16.49	11.83	12.24	10.24	12.12	12.12	15.06	11.32	15.05	18.11	17.90
Annual average	3.10	2.26	2.34	1.97	2.32	2.32	2.84	2.17	2.84	3.38	3.35
3 years	7.14	2.85	4.77	1.82	4.75	4.75	6.38	2.92	6.34	8.10	7.91
Annual average	2.33	0.94	1.57	0.60	1.56	1.56	2.08	0.97	2.07	2.63	2.57
1 year	2.37	–1.73	1.64	–3.33	1.58	0.58	2.16	–1.16	2.10	2.71	2.62

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

For the funds with 10 years of performance, class C share performance reflects conversion to class A shares after 10 years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

12 RetirementReady® Funds

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is on 9/1/16.

Comparative index returns For periods ended 7/31/18

		Bloomberg Barclays U.S.
	S&P 500 Index	Aggregate Bond Index
Annual average (life of fund)
(since 11/1/04)*	9.11%	3.79%
Annual average (life of fund)
(since 5/2/05)†	9.20	3.86
Life of fund	180.04	21.38
Annual average (since 11/30/10)‡	14.38	2.56
Life of fund	42.94	4.25
Annual average (since 11/30/15)**	14.33	1.57
10 years	175.51	44.24
Annual average	10.67	3.73
5 years	85.26	11.77
Annual average	13.12	2.25
3 years	42.46	4.55
Annual average	12.52	1.49
1 year	16.24	–0.80

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

† Inception date of Putnam RetirementReady 2050 Fund.

‡ Inception date of Putnam RetirementReady 2055 Fund.

** Inception date of Putnam RetirementReady 2060 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,642 ($12,342 after contingent deferred sales charge) and $12,637 (contingent deferred sales charge no longer applies). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,277. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $12,803, $12,999, and $12,969, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 13

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,893 and $19,902, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $19,574. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $20,687, $21,553, and $21,496, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,655 and $19,360, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $19,160. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $20,352, $21,434, and $21,390, respectively. See first page of performance section for performance calculation method.

14 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,406 and $19,119, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $18,912. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $20,093, $21,173, and $21,122, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,033 and $18,749, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $18,537. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $19,704, $20,749, and $20,712, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $18,115 and $17,845, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $17,655. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $18,763, $19,764, and $19,724, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,923 and $16,681, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $16,502. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $17,535, $18,460, and $18,432, respectively. See first page of performance section for performance calculation method.

16 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,524 and $15,299, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,135. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $16,081, $16,938, and $16,904, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,162 and $13,951, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $13,794. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $14,659, $15,431, and $15,414, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,850 and $12,651, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $12,780. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $13,302, $14,007, and $13,982, respectively. See first page of performance section for performance calculation method.

Fund price and distribution information For the 12-month period ended 7/31/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2060 Fund
Number	1		1	1	1		1	1	1
Income	$0.447410		$0.344410	$0.367410	$0.378410		$0.414410	$0.468410	$0.460410
Capital gains
Long-term gains	0.172000		0.172000	0.172000	0.172000		0.172000	0.172000	0.172000
Short-term gains	0.026590		0.026590	0.026590	0.026590		0.026590	0.026590	0.026590
Total	$0.646000		$0.543000	$0.566000	$0.577000		$0.613000	$0.667000	$0.659000
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$11.11	$11.79	$11.05	$11.03	$11.08	$11.48	$11.10	$11.15	$11.14
7/31/18	11.70	12.41	11.66	11.60	11.68	12.10	11.69	11.77	11.74
2055 Fund
Number	1		1	1	1		1	1	1
Income	$0.483		$0.392	$0.395	$0.398		$0.446	$0.523	$0.507
Capital gains
Long-term gains	0.168		0.168	0.168	0.168		0.168	0.168	0.168
Short-term gains	—		—	—	—		—	—	—
Total	$0.651		$0.560	$0.563	$0.566		$0.614	$0.691	$0.675
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$11.92	$12.65	$11.81	$11.66	$11.89	$12.32	$11.86	$12.03	$12.01
7/31/18	12.57	13.34	12.45	12.28	12.56	13.02	12.52	12.71	12.68

18 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/18 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2050 Fund
Number	1		1	1	1		1	1	1
Income	$0.839		$0.690	$0.668	$0.742		$0.798	$0.907	$0.888
Capital gains
Long-term gains	0.128		0.128	0.128	0.128		0.128	0.128	0.128
Short-term gains	—		—	—	—		—	—	—
Total	$0.967		$0.818	$0.796	$0.870		$0.926	$1.035	$1.016
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$19.41	$20.59	$19.13	$18.95	$19.57	$20.28	$19.20	$19.58	$19.54
7/31/18	20.52	21.77	20.19	20.02	20.68	21.43	20.27	20.70	20.66
2045 Fund
Number	1		1	1	1		1	1	1
Income	$0.988		$0.844	$0.849	$0.833		$0.916	$1.062	$1.036
Capital gains	—		—	—	—		—	—	—
Total	$0.988		$0.844	$0.849	$0.833		$0.916	$1.062	$1.036
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$21.46	$22.77	$19.51	$19.53	$20.85	$21.61	$22.04	$25.76	$25.72
7/31/18	22.67	24.05	20.50	20.52	22.01	22.81	23.32	27.44	27.38
2040 Fund
Number	1		1	1	1		1	1	1
Income	$1.101		$0.938	$0.954	$1.070		$1.001	$1.176	$1.157
Capital gains
Long-term gains	0.019		0.019	0.019	0.019		0.019	0.019	0.019
Short-term gains	—		—	—	—		—	—	—
Total	$1.120		$0.957	$0.973	$1.089		$1.020	$1.195	$1.176
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$23.21	$24.63	$21.35	$21.06	$21.78	$22.57	$23.95	$27.29	$27.26
7/31/18	24.24	25.72	22.20	21.88	22.59	23.41	25.09	28.73	28.68
2035 Fund
Number	1		1	1	1		1	1	1
Income	$0.843		$0.645	$0.669	$0.732		$0.801	$0.920	$0.895
Capital gains		—	—	—	—		—	—	—
Total	$0.843		$0.645	$0.669	$0.732		$0.801	$0.920	$0.895
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$23.10	$24.51	$21.21	$21.12	$22.23	$23.04	$22.26	$27.03	$26.98
7/31/18	24.08	25.55	22.07	21.96	23.14	23.98	23.16	28.35	28.30

RetirementReady® Funds 19

Fund price and distribution information For the 12-month period ended 7/31/18 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2030 Fund
Number	1		1	1	1		1	1	1
Income	$0.719		$0.546	$0.576	$0.618		$0.673	$0.795	$0.779
Capital gains	—		—	—	—		—	—	—
Total	$0.719		$0.546	$0.576	$0.618		$0.673	$0.795	$0.779
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$22.51	$23.88	$21.36	$21.32	$21.88	$22.67	$21.39	$25.84	$25.80
7/31/18	23.22	24.64	22.02	21.94	22.55	23.37	22.02	26.78	26.74
2025 Fund
Number	1		1	1	1		1	1	1
Income	$0.486		$0.333	$0.329	$0.324		$0.448	$0.563	$0.542
Capital gains	—		—	—	—		—	—	—
Total	$0.486		$0.333	$0.329	$0.324		$0.448	$0.563	$0.542
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$22.36	$23.72	$20.84	$20.78	$21.13	$21.90	$20.97	$22.55	$22.50
7/31/18	22.91	24.31	21.32	21.26	21.68	22.47	21.44	23.11	23.06
2020 Fund
Number	1		1	1	1		1	1	1
Income	$0.452		$0.287	$0.296	$0.296		$0.415	$0.516	$0.506
Capital gains	—		—	—	—		—	—	—
Total	$0.452		$0.287	$0.296	$0.296		$0.415	$0.516	$0.506
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$19.47	$20.66	$18.73	$18.71	$19.10	$19.79	$18.77	$21.90	$21.88
7/31/18	19.63	20.83	18.89	18.87	19.31	20.01	18.90	22.15	22.13
Retirement Income
Fund
Lifestyle 1
Number	12		3	3	12		12	12	12
Income	$0.448		$0.366	$0.365	$0.402		$0.401	$0.508	$0.494
Capital gains	—		—	—	—		—	—	—
Total	$0.448		$0.366	$0.365	$0.402		$0.401	$0.508	$0.494
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$17.65	$18.39	$17.28	$17.33	$17.69	$18.28	$17.64	$17.71	$17.71
7/31/18	17.62	18.35	17.20	17.24	17.67	18.26	17.61	17.68	17.68

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

20 RetirementReady® Funds

Fund performance as of most recent calendar quarter Total return for periods ended 6/30/18

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	25.19%	18.00%	22.84%	19.84%	22.78%	22.78%	23.63%	19.30%	24.41%	26.24%	26.05%
Annual average	9.09	6.62	8.29	7.26	8.27	8.27	8.56	7.07	8.82	9.44	9.37
1 year	10.53	4.18	9.80	4.80	9.66	8.66	10.00	6.15	10.33	10.97	10.82
2055 Fund†
Life of fund	104.73%	92.96%	93.49%	93.49%	93.51%	93.51%	97.19%	90.29%	101.09%	109.26%	108.85%
Annual average	9.91	9.05	9.09	9.09	9.10	9.10	9.37	8.85	9.65	10.23	10.20
5 years	60.54	51.30	54.69	52.69	54.65	54.65	56.62	51.14	58.64	63.01	62.70
Annual average	9.93	8.64	9.12	8.83	9.11	9.11	9.39	8.61	9.67	10.27	10.22
3 years	23.44	16.34	20.73	17.73	20.78	20.78	21.70	17.45	22.60	24.77	24.53
Annual average	7.27	5.17	6.48	5.59	6.49	6.49	6.77	5.51	7.03	7.66	7.59
1 year	10.37	4.03	9.57	4.57	9.54	8.54	9.82	5.98	10.18	10.79	10.68
2050 Fund‡
Annual average
(life of fund)	6.73%	6.25%	6.25%	6.25%	6.12%	6.12%	6.20%	5.91%	6.46%	7.01%	6.99%
10 years	99.26	87.80	87.57	87.57	84.83	84.83	89.54	82.91	94.36	104.69	104.25
Annual average	7.14	6.51	6.49	6.49	6.34	6.34	6.60	6.22	6.87	7.43	7.40
5 years	59.65	50.47	53.76	51.76	53.77	53.77	55.74	50.29	57.67	61.98	61.64
Annual average	9.81	8.51	8.98	8.70	8.99	8.99	9.27	8.49	9.53	10.13	10.08
3 years	23.14	16.06	20.42	17.42	20.41	20.41	21.32	17.07	22.23	24.34	24.08
Annual average	7.19	5.09	6.39	5.50	6.39	6.39	6.65	5.40	6.92	7.53	7.46
1 year	10.18	3.85	9.36	4.36	9.33	8.33	9.63	5.80	9.91	10.62	10.43
2045 Fund
Annual average
(life of fund)	6.73%	6.27%	6.26%	6.26%	6.15%	6.15%	6.20%	5.92%	6.47%	7.01%	6.99%
10 years	97.17	85.83	85.67	85.67	82.97	82.97	87.60	81.03	92.30	102.56	102.13
Annual average	7.02	6.39	6.38	6.38	6.23	6.23	6.49	6.11	6.76	7.31	7.29
5 years	57.92	48.84	52.12	50.12	52.15	52.15	54.07	48.68	56.01	60.26	59.92
Annual average	9.57	8.28	8.75	8.47	8.76	8.76	9.03	8.26	9.30	9.89	9.84
3 years	22.68	15.62	19.98	16.98	19.97	19.97	20.87	16.64	21.80	23.91	23.65
Annual average	7.05	4.96	6.26	5.37	6.26	6.26	6.52	5.26	6.79	7.41	7.33
1 year	9.88	3.56	9.05	4.05	9.00	8.00	9.31	5.48	9.60	10.28	10.15
2040 Fund
Annual average
(life of fund)	6.58%	6.12%	6.11%	6.11%	6.00%	6.00%	6.04%	5.77%	6.31%	6.85%	6.84%
10 years	94.04	82.88	82.78	82.78	79.99	79.99	84.49	78.04	89.23	99.29	98.92
Annual average	6.85	6.22	6.22	6.22	6.05	6.05	6.32	5.94	6.59	7.14	7.12
5 years	54.57	45.68	48.89	46.89	48.88	48.88	50.76	45.48	52.67	56.80	56.51
Annual average	9.10	7.82	8.29	7.99	8.28	8.28	8.56	7.79	8.83	9.41	9.37
3 years	21.32	14.35	18.56	15.56	18.57	18.57	19.50	15.32	20.39	22.45	22.23
Annual average	6.66	4.57	5.84	4.94	5.84	5.84	6.12	4.87	6.38	6.99	6.92
1 year	9.08	2.81	8.26	3.26	8.26	7.26	8.53	4.73	8.84	9.51	9.37

RetirementReady® Funds 21

Fund performance as of most recent calendar quarter

Total return for periods ended 6/30/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2035 Fund
Annual average
(life of fund)	6.16%	5.70%	5.69%	5.69%	5.58%	5.58%	5.63%	5.36%	5.89%	6.44%	6.43%
10 years	85.53	74.86	74.65	74.65	72.07	72.07	76.48	70.31	80.94	90.56	90.17
Annual average	6.38	5.75	5.73	5.73	5.58	5.58	5.84	5.47	6.11	6.66	6.64
5 years	48.63	40.09	43.25	41.25	43.19	43.19	45.03	39.96	46.85	50.82	50.51
Annual average	8.25	6.97	7.45	7.15	7.44	7.44	7.72	6.95	7.99	8.56	8.52
3 years	18.90	12.06	16.23	13.23	16.25	16.25	17.13	13.03	18.00	19.98	19.74
Annual average	5.94	3.87	5.14	4.23	5.15	5.15	5.41	4.17	5.67	6.26	6.19
1 year	7.84	1.64	7.05	2.05	7.05	6.05	7.31	3.55	7.57	8.24	8.12
2030 Fund
Annual average
(life of fund)	5.63%	5.17%	5.16%	5.16%	5.05%	5.05%	5.10%	4.83%	5.37%	5.90%	5.89%
10 years	74.11	64.10	63.96	63.96	61.50	61.50	65.61	59.82	69.86	78.76	78.48
Annual average	5.70	5.08	5.07	5.07	4.91	4.91	5.17	4.80	5.44	5.98	5.96
5 years	41.25	33.13	36.07	34.07	36.00	36.00	37.78	32.95	39.50	43.21	42.99
Annual average	7.15	5.89	6.35	6.04	6.34	6.34	6.62	5.86	6.88	7.45	7.41
3 years	15.73	9.07	13.13	10.13	13.14	13.14	13.99	10.00	14.89	16.74	16.56
Annual average	4.99	2.94	4.20	3.27	4.20	4.20	4.46	3.23	4.73	5.30	5.24
1 year	6.38	0.26	5.56	0.56	5.57	4.57	5.86	2.15	6.11	6.73	6.63
2025 Fund
Annual average
(life of fund)	4.97%	4.51%	4.51%	4.51%	4.39%	4.39%	4.44%	4.17%	4.70%	5.24%	5.23%
10 years	60.59	51.36	51.21	51.21	48.97	48.97	52.73	47.38	56.63	64.97	64.63
Annual average	4.85	4.23	4.22	4.22	4.07	4.07	4.33	3.95	4.59	5.13	5.11
5 years	33.19	25.54	28.23	26.23	28.27	28.27	29.90	25.36	31.57	35.11	34.83
Annual average	5.90	4.65	5.10	4.77	5.10	5.10	5.37	4.62	5.64	6.20	6.16
3 years	12.26	5.81	9.79	6.79	9.76	9.76	10.63	6.76	11.45	13.33	13.09
Annual average	3.93	1.90	3.16	2.22	3.15	3.15	3.42	2.20	3.68	4.26	4.19
1 year	4.76	–1.26	3.93	–1.07	3.97	2.97	4.22	0.57	4.51	5.12	4.99
2020 Fund
Annual average
(life of fund)	4.14%	3.69%	3.68%	3.68%	3.57%	3.57%	3.62%	3.35%	3.88%	4.41%	4.40%
10 years	47.31	38.84	38.78	38.78	36.67	36.67	40.11	35.21	43.70	51.19	51.03
Annual average	3.95	3.34	3.33	3.33	3.17	3.17	3.43	3.06	3.69	4.22	4.21
5 years	25.45	18.24	20.82	18.82	20.83	20.83	22.29	18.01	23.91	27.17	27.03
Annual average	4.64	3.41	3.85	3.51	3.86	3.86	4.11	3.37	4.38	4.92	4.90
3 years	9.39	3.10	7.03	4.03	6.97	6.97	7.76	3.99	8.63	10.36	10.24
Annual average	3.04	1.02	2.29	1.33	2.27	2.27	2.52	1.31	2.80	3.34	3.30
1 year	3.42	–2.53	2.72	–2.28	2.66	1.66	2.92	–0.68	3.18	3.75	3.71

22 RetirementReady® Funds

Fund performance as of most recent calendar quarter

Total return for periods ended 6/30/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	2.98%	2.68%	2.53%	2.53%	2.43%	2.43%	2.60%	2.35%	2.73%	3.25%	3.24%
10 years	35.04	29.64	27.15	27.15	25.29	25.29	30.75	26.50	31.69	38.67	38.43
Annual average	3.05	2.63	2.43	2.43	2.28	2.28	2.72	2.38	2.79	3.32	3.31
5 years	17.44	12.74	13.10	11.10	13.12	13.12	15.99	12.22	15.92	19.05	18.85
Annual average	3.27	2.43	2.49	2.13	2.50	2.50	3.01	2.33	3.00	3.55	3.51
3 years	7.52	3.22	5.11	2.14	5.15	5.15	6.76	3.29	6.72	8.54	8.36
Annual average	2.45	1.06	1.68	0.71	1.69	1.69	2.21	1.09	2.19	2.77	2.71
1 year	2.61	–1.49	1.86	–3.13	1.85	0.85	2.41	–0.92	2.41	2.95	2.87

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is on 9/1/16.

See the discussion following the fund performance tables on page 10 for information about the calculation of fund performance.

RetirementReady® Funds 23

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Net expenses for the fiscal year
ended 7/31/17*	1.05%	1.80%	1.80%	1.55%	1.30%	0.69%	0.80%
Total annual operating expenses for the
fiscal year ended 7/31/17	50.74%	51.49%	51.49%	51.24%	50.99%	50.38%	50.49%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.37%	1.12%	1.12%	0.87%	0.62%	0.05%	0.12%
Putnam RetirementReady 2055 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.11%	1.86%	1.86%	1.61%	1.36%	0.69%	0.86%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.99%	2.74%	2.74%	2.49%	2.24%	1.57%	1.74%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%
Putnam RetirementReady 2050 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.08%	1.83%	1.83%	1.58%	1.33%	0.70%	0.83%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.35%	2.10%	2.10%	1.85%	1.60%	0.97%	1.10%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2045 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.09%	1.84%	1.84%	1.59%	1.34%	0.70%	0.84%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.34%	2.09%	2.09%	1.84%	1.59%	0.95%	1.09%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.41%	1.16%	1.16%	0.91%	0.66%	0.05%	0.16%
Putnam RetirementReady 2040 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.05%	1.80%	1.80%	1.55%	1.30%	0.70%	0.80%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.18%	1.93%	1.93%	1.68%	1.43%	0.83%	0.93%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%

24 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2035 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.07%	1.82%	1.82%	1.57%	1.32%	0.69%	0.82%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.24%	1.99%	1.99%	1.74%	1.49%	0.86%	0.99%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2030 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.01%	1.76%	1.76%	1.51%	1.26%	0.66%	0.76%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.12%	1.87%	1.87%	1.62%	1.37%	0.77%	0.87%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam RetirementReady 2025 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.03%	1.78%	1.78%	1.53%	1.28%	0.65%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.19%	1.94%	1.94%	1.69%	1.44%	0.81%	0.94%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2020 Fund
Net expenses for the fiscal year
ended 7/31/17**	0.96%	1.71%	1.71%	1.46%	1.21%	0.63%	0.71%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.09%	1.84%	1.84%	1.59%	1.34%	0.76%	0.84%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam Retirement Income Fund
Lifestyle 1
Net expenses for the fiscal year
ended 7/31/17**	0.95%	1.70%	1.70%	1.20%	1.20%	0.61%	0.70%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.14%	1.89%	1.89%	1.39%	1.39%	0.80%	0.89%
Annualized expense ratio for the six-month
period ended 7/31/18#	0.38%	1.13%	1.13%	0.63%	0.63%	0.05%	0.13%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

RetirementReady® Funds 25

Expense ratios cont.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios. Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

Putnam RetirementReady 2060 Fund	0.64%
Putnam RetirementReady 2055 Fund	0.64%
Putnam RetirementReady 2050 Fund	0.65%
Putnam RetirementReady 2045 Fund	0.65%
Putnam RetirementReady 2040 Fund	0.65%
Putnam RetirementReady 2035 Fund	0.64%
Putnam RetirementReady 2030 Fund	0.61%
Putnam RetirementReady 2025 Fund	0.60%
Putnam RetirementReady 2020 Fund	0.58%
Putnam Retirement Income Fund Lifestyle 1	0.56%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/27.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/18.

# Excludes the expense ratio of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 2/1/18 to 7/31/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000*†	$1.82	$5.50	$5.50	$4.28	$3.05	$0.25	$0.59
Ending value (after expenses)	$984.80	$981.50	$981.40	$982.30	$983.20	$986.60	$985.70
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000*†	$2.12	$5.80	$5.80	$4.57	$3.34	$0.25	$0.89
Ending value (after expenses)	$984.30	$981.10	$980.80	$982.00	$983.50	$986.80	$986.00
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000*†	$1.97	$5.65	$5.65	$4.42	$3.20	$0.25	$0.74
Ending value (after expenses)	$985.60	$981.50	$981.40	$982.90	$984.00	$987.10	$986.20
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000*†	$2.02	$5.70	$5.70	$4.48	$3.25	$0.25	$0.79
Ending value (after expenses)	$986.10	$982.30	$982.30	$983.50	$984.80	$987.80	$987.00
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000*†	$1.87	$5.56	$5.56	$4.33	$3.10	$0.25	$0.64
Ending value (after expenses)	$987.00	$982.70	$983.40	$984.30	$985.50	$988.30	$987.90
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000*†	$1.97	$5.66	$5.66	$4.43	$3.20	$0.25	$0.74
Ending value (after expenses)	$988.10	$984.40	$984.80	$985.90	$987.20	$990.20	$989.50

26 RetirementReady® Funds

Expense per $1,000 cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000*†	$1.88	$5.57	$5.57	$4.34	$3.11	$0.25	$0.64
Ending value (after expenses)	$990.60	$987.40	$987.00	$988.60	$989.20	$992.20	$991.80
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000*†	$1.98	$5.67	$5.67	$4.44	$3.21	$0.25	$0.74
Ending value (after expenses)	$991.80	$988.40	$988.40	$989.50	$990.80	$993.60	$993.10
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000*†	$1.88	$5.57	$5.57	$4.34	$3.11	$0.25	$0.64
Ending value (after expenses)	$992.40	$989.00	$989.50	$990.30	$991.60	$994.20	$994.20
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000*†	$1.88	$5.58	$5.58	$3.11	$3.11	$0.25	$0.64
Ending value (after expenses)	$994.30	$990.40	$990.40	$993.00	$993.00	$995.90	$995.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 27

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 7/31/18, use the following calculation method. To find the value of your investment on 2/1/18, call Putnam at 1-800-225-1581.

28 RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000*†	$1.86	$5.61	$5.61	$4.36	$3.11	$0.25	$0.60
Ending value (after expenses)	$1,022.96	$1,019.24	$1,019.24	$1,020.48	$1,021.72	$1,024.55	$1,024.20
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000*†	$2.16	$5.91	$5.91	$4.66	$3.41	$0.25	$0.90
Ending value (after expenses)	$1,022.66	$1,018.94	$1,018.94	$1,020.18	$1,021.42	$1,024.55	$1,023.90
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.51	$3.26	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.33	$1,021.57	$1,024.55	$1,024.05
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000*†	$2.06	$5.81	$5.81	$4.56	$3.31	$0.25	$0.80
Ending value (after expenses)	$1,022.76	$1,019.04	$1,019.04	$1,020.28	$1,021.52	$1,024.55	$1,024.00
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.51	$3.26	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.33	$1,021.57	$1,024.55	$1,024.05
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.51	$3.26	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.33	$1,021.57	$1,024.55	$1,024.05
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15

RetirementReady® Funds 29

Compare expenses using the SEC’s method cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$3.16	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,021.67	$1,021.67	$1,024.55	$1,024.15

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

30 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

RetirementReady® Funds 31

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Form N-Q on the SEC’s website at www.sec.gov. In addition, the funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2018, Putnam employees had approximately $523,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

32 RetirementReady® Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

RetirementReady® Funds 33

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous

34 RetirementReady® Funds

years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under their management contracts, the underlying Putnam funds in which your fund invests have the benefit of breakpoints in their management fee schedules that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. Some of the underlying Putnam funds’ management contracts also provide for performance fees. The Trustees concluded that the fee schedules in effect for the underlying Putnam funds in which your fund invests represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented an expense limitation that was in effect during your fund’s fiscal year ending in 2017. This expense limitation was a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses. This expense limitation attempts to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2017. Putnam Management has agreed to maintain this expense limitation until at least November 30, 2019. In addition, Putnam Management has agreed to reimburse all so-called “other expenses” of your fund (i.e., all expenses excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) through at least November 30, 2019 (for RetirementReady 2060 Fund, through at least November 30, 2028). Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected

RetirementReady® Funds 35

the most recent fiscal year-end data available in Broadridge’s database at that time.

Total expenses (quintile)
Putnam RetirementReady
2060 Fund (“2060 Fund”)	3rd
Putnam RetirementReady
2055 Fund (“2055 Fund”)	4th
Putnam RetirementReady
2050 Fund (“2050 Fund”)	3rd
Putnam RetirementReady
2045 Fund (“2045 Fund”)	3rd
Putnam RetirementReady
2040 Fund (“2040 Fund”)	3rd
Putnam RetirementReady
2035 Fund (“2035 Fund”)	3rd
Putnam RetirementReady
2030 Fund (“2030 Fund”)	3rd
Putnam RetirementReady
2025 Fund (“2025 Fund”)	4th
Putnam RetirementReady
2020 Fund (“2020 Fund”)	3rd
Putnam Retirement Income Fund
Lifestyle 1 (“Lifestyle 1 Fund”)	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.) In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of

36 RetirementReady® Funds

the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of the Lifestyle 1 Fund, the Trustees considered that the fund’s class A shares net return was positive over the one-year, three-year, and five-year periods ended December 31, 2017. In the case of the 2060 Fund (which commenced operations on November 30, 2015 and had a track record of only twenty-five months), the Trustees considered that the fund’s class A share net return was positive and exceeded the return of its internal benchmark over the one-year period ended December 31, 2017. In the case of each of the other Putnam RetirementReady® Funds, the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark for the one-year, three-year, and five-year periods ended December 31, 2017. Over the one-year period, each fund’s class A share net return was positive and exceeded the return of its internal benchmark. Over the three-year period, the class A share net return was positive for each fund; exceeded the internal benchmark return for the 2020 Fund, 2025 Fund, 2030 Fund and 2035 Fund; approximated the internal benchmark return for the 2040 Fund; and lagged the internal benchmark for the 2045 Fund, 2050 Fund and 2055 Fund. Over the five-year period, each fund’s class A share net return was positive and exceeded the return of its internal benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its

RetirementReady® Funds 37

fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

38 RetirementReady® Funds

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 39

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam RetirementReady® Funds and Shareholders of
Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund,
Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund,
Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund,
Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund,
Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of the Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (constituting the Putnam RetirementReady Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2018

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

40 RetirementReady® Funds

The funds’ portfolios 7/31/18

Putnam RetirementReady 2060 Fund	Shares	Value
Absolute Return Funds (10.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	531	$5,237
Putnam Multi-Asset Absolute Return Fund Class P †††	7,115	84,524
Total Absolute Return Funds (cost $91,927)		$89,761

Asset Allocation Funds (91.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	48,156	$658,293
Putnam Dynamic Asset Allocation Growth Fund Class P †††	8,051	142,910
Total Asset Allocation Funds (cost $791,718)		$801,203

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	4,120	$4,120
Total Fixed Income Funds (cost $4,120)		$4,120

TOTAL INVESTMENTS
Total Investments (cost $887,765)		$895,084
* Percentages indicated are based on net assets of $873,727.

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	18,834	$185,894
Putnam Multi-Asset Absolute Return Fund Class P †††	189,542	2,251,756
Total Absolute Return Funds (cost $2,459,108)		$2,437,650

Asset Allocation Funds (89.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,203,079	$16,446,088
Putnam Dynamic Asset Allocation Growth Fund Class P †††	275,276	4,886,147
Total Asset Allocation Funds (cost $20,076,290)		$21,332,235

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	107,651	$107,651
Total Fixed Income Funds (cost $107,651)		$107,651

TOTAL INVESTMENTS
Total Investments (cost $22,643,049)		$23,877,536

* Percentages indicated are based on net assets of $23,871,375.

RetirementReady® Funds 41

The funds’ portfolios 7/31/18 cont.

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (10.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	91,588	$903,978
Putnam Multi-Asset Absolute Return Fund Class P †††	491,569	5,839,835
Total Absolute Return Funds (cost $6,705,765)		$6,743,813

Asset Allocation Funds (88.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,383,210	$32,578,477
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,254,115	22,260,546
Total Asset Allocation Funds (cost $50,565,153)		$54,839,023

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	271,513	$271,513
Total Fixed Income Funds (cost $271,513)		$271,513

TOTAL INVESTMENTS
Total Investments (cost $57,542,431)		$61,854,349
* Percentages indicated are based on net assets of $61,825,016.

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (12.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	172,191	$1,699,524
Putnam Multi-Asset Absolute Return Fund Class P †††	565,955	6,723,543
Total Absolute Return Funds (cost $8,422,872)		$8,423,067

Asset Allocation Funds (87.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,706,310	$23,325,258
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,117,835	37,591,573
Total Asset Allocation Funds (cost $57,115,190)		$60,916,831

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	307,850	$307,850
Total Fixed Income Funds (cost $307,850)		$307,850

TOTAL INVESTMENTS
Total Investments (cost $65,845,912)		$69,647,748

* Percentages indicated are based on net assets of $69,613,470.

42 RetirementReady® Funds

The funds’ portfolios 7/31/18 cont.

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (15.6%)*
Putnam Fixed Income Absolute Return Fund Class P †††	446,537	$4,407,324
Putnam Multi-Asset Absolute Return Fund Class P †††	1,661,379	19,737,186
Total Absolute Return Funds (cost $24,080,846)		$24,144,510

Asset Allocation Funds (82.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	379,719	$5,897,029
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,206,326	16,490,472
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,972,797	106,017,147
Total Asset Allocation Funds (cost $118,784,598)		$128,404,648

Fixed Income Funds (1.7%)*
Putnam Government Money Market Fund Class G †††	2,660,193	$2,660,193
Total Fixed Income Funds (cost $2,660,193)		$2,660,193

TOTAL INVESTMENTS
Total Investments (cost $145,525,637)		$155,209,351

* Percentages indicated are based on net assets of $155,135,390.

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (22.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	656,933	$6,483,928
Putnam Multi-Asset Absolute Return Fund Class P †††	1,759,161	20,898,834
Total Absolute Return Funds (cost $27,367,886)		$27,382,762

Asset Allocation Funds (75.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,745,683	$27,110,465
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,740,782	66,398,884
Total Asset Allocation Funds (cost $88,556,873)		$93,509,349

Fixed Income Funds (2.9%)*
Putnam Government Money Market Fund Class G †††	3,619,601	$3,619,601
Total Fixed Income Funds (cost $3,619,601)		$3,619,601

TOTAL INVESTMENTS
Total Investments (cost $119,544,360)		$124,511,712

* Percentages indicated are based on net assets of $124,451,703.

RetirementReady® Funds 43

The funds’ portfolios 7/31/18 cont.

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (30.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,909,902	$18,850,733
Putnam Multi-Asset Absolute Return Fund Class P †††	3,415,481	40,575,918
Total Absolute Return Funds (cost $59,125,157)		$59,426,651

Asset Allocation Funds (66.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	5,993,655	$93,081,454
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	181,274	1,966,822
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,965,906	34,894,836
Total Asset Allocation Funds (cost $122,220,675)		$129,943,112

Fixed Income Funds (3.9%)*
Putnam Government Money Market Fund Class G †††	7,680,889	$7,680,889
Total Fixed Income Funds (cost $7,680,889)		$7,680,889

TOTAL INVESTMENTS
Total Investments (cost $189,026,721)		$197,050,652

* Percentages indicated are based on net assets of $196,892,760.

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (40.5%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,955,733	$19,303,082
Putnam Multi-Asset Absolute Return Fund Class P †††	2,773,418	32,948,207
Total Absolute Return Funds (cost $52,347,146)		$52,251,289

Asset Allocation Funds (54.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,513,154	$54,559,282
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	1,442,662	15,652,880
Total Asset Allocation Funds (cost $67,112,734)		$70,212,162

Fixed Income Funds (5.1%)*
Putnam Government Money Market Fund Class G †††	6,596,600	$6,596,600
Total Fixed Income Funds (cost $6,596,600)		$6,596,600

TOTAL INVESTMENTS
Total Investments (cost $126,056,480)		$129,060,051

* Percentages indicated are based on net assets of $128,999,602.

44 RetirementReady® Funds

The funds’ portfolios 7/31/18 cont.

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (52.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,587,758	$45,281,168
Putnam Multi-Asset Absolute Return Fund Class P †††	4,926,704	58,529,242
Total Absolute Return Funds (cost $104,556,912)		$103,810,410

Asset Allocation Funds (42.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,867,577	$29,003,467
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	5,075,898	55,073,497
Total Asset Allocation Funds (cost $81,134,970)		$84,076,964

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	11,814,897	$11,814,897
Total Fixed Income Funds (cost $11,814,897)		$11,814,897

TOTAL INVESTMENTS
Total Investments (cost $197,506,779)		$199,702,271

* Percentages indicated are based on net assets of $199,611,000.

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (59.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,150,401	$31,094,455
Putnam Multi-Asset Absolute Return Fund Class P †††	2,614,874	31,064,700
Total Absolute Return Funds (cost $62,515,166)		$62,159,155

Asset Allocation Funds (34.3%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,286,672	$35,660,386
Total Asset Allocation Funds (cost $34,472,186)		$35,660,386

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	6,169,788	$6,169,788
Total Fixed Income Funds (cost $6,169,788)		$6,169,788

TOTAL INVESTMENTS
Total Investments (cost $103,157,140)		$103,989,329

* Percentages indicated are based on net assets of $103,943,907.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

RetirementReady® Funds 45

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2060 Fund	$895,084	$—	$—	$895,084
Putnam RetirementReady 2055 Fund	23,877,536	—	—	23,877,536
Putnam RetirementReady 2050 Fund	61,854,349	—	—	61,854,349
Putnam RetirementReady 2045 Fund	69,647,748	—	—	69,647,748
Putnam RetirementReady 2040 Fund	155,209,351	—	—	155,209,351
Putnam RetirementReady 2035 Fund	124,511,712	—	—	124,511,712
Putnam RetirementReady 2030 Fund	197,050,652	—	—	197,050,652
Putnam RetirementReady 2025 Fund	129,060,051	—	—	129,060,051
Putnam RetirementReady 2020 Fund	199,702,271	—	—	199,702,271
Putnam Retirement Income Fund
Lifestyle 1	103,989,329	—	—	103,989,329

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of assets and liabilities 7/31/18

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$895,084	$23,877,536	$61,854,349	$69,647,748	$155,209,351
Receivable for income distributions
from underlying Putnam Fund shares	—	161	398	422	3,881
Receivable for shares of the fund sold	244	64,320	35,026	93,557	149,251
Receivable for investments sold	6,007	4,502	30,337	226,783	28,275
Receivable from Manager (Note 2)	1,612	9,017	19,715	21,244	42,464
Total assets	902,947	23,955,536	61,939,825	69,989,754	155,433,222

LIABILITIES
Payable for shares of the
fund repurchased	—	2,376	29,605	226,616	22,449
Payable for investments purchased	27,261	60,389	34,044	91,766	157,383
Payable for investor servicing
fees (Note 2)	185	8,706	20,496	24,695	47,328
Payable for distribution fees (Note 2)	164	3,673	10,949	11,964	28,209
Payable for auditing and tax fee	136	4,911	14,198	15,516	35,477
Other accrued expenses	1,474	4,106	5,517	5,727	6,986
Total liabilities	29,220	84,161	114,809	376,284	297,832

Net assets	$873,727	$23,871,375	$61,825,016	$69,613,470	$155,135,390

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$825,927	$21,401,222	$54,482,348	$65,032,133	$139,979,162
Undistributed net investment
income (Distributions in excess of net
investment income) (Note 1)	—	(40,499)	(109,940)	159,640	(185,921)
Accumulated net realized gain on
investments (Note 1)	40,481	1,276,165	3,140,690	619,861	5,658,435
Net unrealized appreciation
of investments	7,319	1,234,487	4,311,918	3,801,836	9,683,714
Total — Representing net assets
applicable to capital outstanding	$873,727	$23,871,375	$61,825,016	$69,613,470	$155,135,390

(Continued on next page)

RetirementReady® Funds 47

Statement of assets and liabilities 7/31/18 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Ready
VALUE AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$231,785	$12,962,167	$45,447,033	$47,693,623	$126,349,683
Number of shares outstanding	19,814	1,031,260	2,215,086	2,103,823	5,212,642
Net asset value and redemption price	$11.70	$12.57	$20.52	$22.67	$24.24
Offering price per class A share
(100/94.25 of Class A
net asset value)*	$12.41	$13.34	$21.77	$24.05	$25.72
Computation of net asset value and offering price Class B
Net Assets	$15,504	$102,911	$448,831	$636,147	$672,251
Number of shares outstanding	1,330	8,265	22,226	31,028	30,275
Net asset value and offering price†	$11.66	$12.45	$20.19	$20.50	$22.20
Computation of net asset value and offering price Class C
Net Assets	$84,764	$894,839	$702,692	$1,018,466	$993,335
Number of shares outstanding	7,308	72,872	35,100	49,622	45,408
Net asset value and offering price†	$11.60	$12.28	$20.02	$20.52	$21.88
Computation of net asset value, offering price and redemption price Class M
Net Assets	$27,373	$85,103	$185,306	$102,779	$509,920
Number of shares outstanding	2,344	6,775	8,961	4,669	22,569
Net asset value and redemption price	$11.68	$12.56	$20.68	$22.01	$22.59
Offering price per class M share
(100/96.50 of Class M
net asset value)*	$12.10	$13.02	$21.43	$22.81	$23.41
Computation of net asset value, offering price and redemption price Class R
Net Assets	$27,758	$176,213	$823,216	$1,119,569	$212,143
Number of shares outstanding	2,374	14,078	40,606	48,002	8,455
Net asset value, offering price
and redemption value	$11.69	$12.52	$20.27	$23.32	$25.09
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$435,171	$5,241,499	$11,848,331	$10,434,082	$22,334,712
Number of shares outstanding	36,970	412,474	572,369	380,272	777,321
Net asset value, offering price
and redemption value	$11.77	$12.71	$20.70	$27.44	$28.73
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$51,372	$4,408,643	$2,369,607	$8,608,804	$4,063,346
Number of shares outstanding	4,374	347,749	114,680	314,378	141,661
Net asset value, offering price
and redemption value	$11.74	$12.68	$20.66	$27.38	$28.68
Cost of investments (Note 1)	$887,765	$22,643,049	$57,542,431	$65,845,912	$145,525,637

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

† Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds

Statement of assets and liabilities 7/31/18 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$124,511,712	$197,050,652	$129,060,051	$199,702,271	$103,989,329
Receivable for income distributions
from underlying Putnam Fund shares	5,714	14,432	12,551	27,297	16,177
Receivable for shares of the fund sold	151,569	392,569	99,029	346,041	25,100
Receivable for investments sold	56,535	199,038	47,909	104,434	161,176
Receivable from Manager (Note 2)	34,785	53,553	36,757	52,498	30,242
Total assets	124,760,315	197,710,244	129,256,297	200,232,541	104,222,024

LIABILITIES
Payable for shares of the
fund repurchased	46,615	246,921	38,319	104,007	157,944
Payable for investments purchased	165,748	419,404	114,714	360,986	36,130
Payable for investor servicing
fees (Note 2)	40,689	61,211	43,973	61,831	33,045
Payable for distribution fees (Note 2)	20,776	37,152	22,932	42,219	21,404
Payable for auditing and tax fee	27,544	46,299	28,433	47,345	22,988
Other accrued expenses	7,240	6,497	8,324	5,153	6,606
Total liabilities	308,612	817,484	256,695	621,541	278,117

Net assets	$124,451,703	$196,892,760	$128,999,602	$199,611,000	$103,943,907

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$120,389,207	$189,932,177	$126,376,599	$198,849,493	$106,949,189
Undistributed net investment
income (Note 1)	721,514	1,378,137	1,699,921	2,250,827	6,280
Accumulated net realized loss on
investments (Note 1)	(1,626,370)	(2,441,485)	(2,080,489)	(3,684,812)	(3,843,751)
Net unrealized appreciation
of investments	4,967,352	8,023,931	3,003,571	2,195,492	832,189
Total — Representing net assets
applicable to capital outstanding	$124,451,703	$196,892,760	$128,999,602	$199,611,000	$103,943,907

(Continued on next page)

RetirementReady® Funds 49

Statement of assets and liabilities 7/31/18 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Income Fund
VALUE AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Computation of net asset value, offering price and redemption price Class A
Net Assets	$86,366,966	$164,246,689	$93,295,842	$182,670,214	$92,361,200
Number of shares outstanding	3,586,490	7,072,077	4,071,552	9,304,107	5,242,706
Net asset value and redemption price	$24.08	$23.22	$22.91	$19.63	$17.62
Offering price per class A share
(100/94.25 of Class A net asset value)*	$25.55	$24.64	$24.31	$20.83	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$18.35
Computation of net asset value and offering price Class B
Net Assets	$766,896	$1,024,782	$998,227	$828,580	$849,205
Number of shares outstanding	34,741	46,548	46,831	43,861	49,384
Net asset value and offering price†	$22.07	$22.02	$21.32	$18.89	$17.20
Computation of net asset value and offering price Class C
Net Assets	$1,495,979	$1,453,954	$2,175,170	$2,197,447	$1,172,082
Number of shares outstanding	68,129	66,275	102,333	116,473	67,971
Net asset value and offering price†	$21.96	$21.94	$21.26	$18.87	$17.24
Computation of net asset value, offering price and redemption price Class M
Net Assets	$572,133	$363,292	$221,612	$162,943	$562,161
Number of shares outstanding	24,725	16,113	10,222	8,437	31,822
Net asset value and redemption price	$23.14	$22.55	$21.68	$19.31	$17.67
Offering price per class M share
(100/96.50 of Class M net asset value)*	$23.98	$23.37	$22.47	$20.01	N/A
Offering price per class M share
(100/96.75 of Class M net asset value)*	N/A	N/A	N/A	N/A	$18.26
Computation of net asset value, offering price and redemption price Class R
Net Assets	$797,436	$569,843	$1,045,450	$2,323,794	$526,823
Number of shares outstanding	34,435	25,874	48,760	122,956	29,922
Net asset value, offering price
and redemption value	$23.16	$22.02	$21.44	$18.90	$17.61
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$21,366,296	$21,927,151	$18,184,594	$9,690,701	$3,842,114
Number of shares outstanding	753,674	818,739	786,716	437,502	217,333
Net asset value, offering price
and redemption value	$28.35	$26.78	$23.11	$22.15	$17.68
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$13,085,997	$7,307,049	$13,078,707	$1,737,321	$4,630,322
Number of shares outstanding	462,441	273,260	567,094	78,519	261,890
Net asset value, offering price
and redemption value	$28.30	$26.74	$23.06	$22.13	$17.68
Cost of investments (Note 1)	$119,544,360	$189,026,721	$126,056,480	$197,506,779	$103,157,140

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

† Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds

Statement of operations Year ended 7/31/18

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$12,742	$450,985	$1,325,972	$1,443,825	$3,259,438

EXPENSES
Investor servicing fees (Note 2)	619	33,869	87,583	100,588	198,742
Distribution fees (Note 2)	1,532	40,622	130,263	138,674	333,560
Auditing and tax fees	136	4,911	14,198	15,516	35,477
Blue sky expense	88,351	79,878	83,210	90,226	90,665
Legal	—	—	—	—	37,660
Other	3,626	7,383	10,727	10,198	15,261
Fees waived and reimbursed
by Manager (Note 2)	(92,113)	(92,172)	(108,135)	(115,940)	(179,063)
Total expenses	2,151	74,491	217,846	239,262	532,302

Net investment income	10,591	376,494	1,108,126	1,204,563	2,727,136

Net realized gain on sale of underlying
Putnam Fund shares (Notes 1 and 3)	25,864	1,075,126	3,395,922	3,825,226	6,747,151
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	35,070	1,245,069	3,735,908	4,169,810	9,332,737
Net unrealized depreciation
of underlying Putnam Fund shares
during the period	(14,726)	(611,886)	(2,177,893)	(2,852,039)	(5,466,557)
Net gain on investments	46,208	1,708,309	4,953,937	5,142,997	10,613,331

Net increase in net assets resulting
from operations	$56,799	$2,084,803	$6,062,063	$6,347,560	$13,340,467

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 51

Statement of operations Year ended 7/31/18 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Income distributions from underlying
Putnam Fund shares (Note 5)	$2,507,763	$4,310,047	$2,895,032	$5,360,373	$2,786,713

EXPENSES
Investor servicing fees (Note 2)	167,497	259,646	179,194	257,155	131,046
Distribution fees (Note 2)	239,793	452,452	264,440	509,756	243,884
Auditing and tax fees	27,544	46,299	28,433	47,345	22,988
Blue sky expense	91,800	90,101	90,961	54,335	82,986
Legal	—	—	—	54,569	—
Other	11,187	16,882	11,464	14,530	10,957
Fees waived and reimbursed
by Manager (Note 2)	(130,531)	(153,282)	(130,858)	(170,779)	(116,931)
Total expenses	407,290	712,098	443,634	766,911	374,930

Net investment income	2,100,473	3,597,949	2,451,398	4,593,462	2,411,783

Net realized gain (loss) on sale
of underlying Putnam Fund shares
(Notes 1 and 3)	4,482,563	7,656,371	2,349,947	5,273,375	(343,492)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	6,108,243	7,418,782	2,961,838	3,081,154	1,021,625
Net unrealized depreciation
of underlying Putnam Fund shares
during the period	(3,970,412)	(6,471,687)	(2,445,018)	(6,755,840)	(878,075)
Net gain (loss) on investments	6,620,394	8,603,466	2,866,767	1,598,689	(199,942)

Net increase in net assets resulting
from operations	$8,720,867	$12,201,415	$5,318,165	$6,192,151	$2,211,841

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds

Statement of changes in net assets

Putnam RetirementReady 2060 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$10,591	$525
Net realized gain on sale of underlying
Putnam Fund shares	60,934	1,397
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(14,726)	22,393
Net increase in net assets resulting from operations	56,799	24,315
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(8,230)	(270)
Class B	(437)	(19)
Class C	(1,902)	(129)
Class M	(459)	(33)
Class R	(617)	(57)
Class R6	(8,537)	(264)
Class Y	(1,572)	(129)
Net realized short-term gain on investments
Class A	(485)	—
Class B	(34)	—
Class C	(138)	—
Class M	(32)	—
Class R	(39)	—
Class R6	(483)	—
Class Y	(91)	—
From net realized long-term gain on investments
Class A	(3,162)	(320)
Class B	(218)	(125)
Class C	(891)	(319)
Class M	(209)	(106)
Class R	(256)	(106)
Class R6	(3,134)	(295)
Class Y	(587)	(134)
Increase from capital share transactions (Note 4)	576,308	151,256
Total increase in net assets	601,594	173,265

NET ASSETS
Beginning of year	272,133	98,868
End of year	$873,727	$272,133

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 53

Statement of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$376,494	$76,576
Net realized gain on sale of underlying
Putnam Fund shares	2,320,195	39,283
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(611,886)	1,823,233
Net increase in net assets resulting from operations	2,084,803	1,939,092
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(456,467)	(52,906)
Class B	(3,392)	(63)
Class C	(28,465)	(941)
Class M	(2,126)	(224)
Class R	(9,616)	(1,788)
Class R6	(162,578)	(19,883)
Class Y	(131,049)	(21,327)
From net realized long-term gain on investments
Class A	(158,771)	(11,554)
Class B	(1,454)	(149)
Class C	(12,107)	(1,278)
Class M	(897)	(112)
Class R	(3,622)	(548)
Class R6	(52,224)	(3,977)
Class Y	(43,425)	(3,896)
Increase from capital share transactions (Note 4)	5,658,495	5,698,955
Total increase in net assets	6,677,105	7,519,401

NET ASSETS
Beginning of year	17,194,270	9,674,869
End of year	$23,871,375	$17,194,270
Distributions in excess of net investment income,
respectively, end of period	$(40,499)	$(31,392)

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$1,108,126	$247,138
Net realized gain on sale of underlying
Putnam Fund shares	7,131,830	120,711
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(2,177,893)	6,438,553
Net increase in net assets resulting from operations	6,062,063	6,806,402
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,847,849)	(230,942)
Class B	(16,523)	—
Class C	(25,252)	—
Class M	(5,637)	(368)
Class R	(34,238)	(5,970)
Class R6	(362,501)	(37,994)
Class Y	(177,789)	(23,221)
From net realized long-term gain on investments
Class A	(281,913)	—
Class B	(3,065)	—
Class C	(4,839)	—
Class M	(972)	—
Class R	(5,492)	—
Class R6	(51,158)	—
Class Y	(25,627)	—
Increase from capital share transactions (Note 4)	2,531,480	10,106,705
Total increase in net assets	5,750,688	16,614,612

NET ASSETS
Beginning of year	56,074,328	39,459,716
End of year	$61,825,016	$56,074,328
Distributions in excess of net investment income,
respectively, end of period	$(109,940)	$(51,355)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 55

Statement of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$1,204,563	$202,967
Net realized gain on sale of underlying
Putnam Fund shares	7,995,036	221,132
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(2,852,039)	6,627,659
Net increase in net assets resulting from operations	6,347,560	7,051,758
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,038,021)	(197,906)
Class B	(25,629)	—
Class C	(40,605)	—
Class M	(5,731)	(99)
Class R	(42,986)	(4,487)
Class R6	(351,274)	(32,337)
Class Y	(271,454)	(26,773)
Increase from capital share transactions (Note 4)	7,837,935	6,984,063
Total increase in net assets	11,409,795	13,774,219

NET ASSETS
Beginning of year	58,203,675	44,429,456
End of year	$69,613,470	$58,203,675
Undistributed net investment income, respectively,
end of period	$159,640	$177,917

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$2,727,136	$284,488
Net realized gain on sale of underlying
Putnam Fund shares	16,079,888	1,015,155
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(5,466,557)	14,927,748
Net increase in net assets resulting from operations	13,340,467	16,227,391
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,568,396)	(326,458)
Class B	(30,675)	—
Class C	(42,987)	—
Class M	(21,710)	—
Class R	(54,151)	(817)
Class R6	(638,826)	(31,012)
Class Y	(332,292)	(23,573)
From net realized long-term gain on investments
Class A	(96,094)	—
Class B	(621)	—
Class C	(856)	—
Class M	(386)	—
Class R	(1,028)	—
Class R6	(10,321)	—
Class Y	(5,457)	—
Increase from capital share transactions (Note 4)	6,114,100	24,884,607
Total increase in net assets	12,650,767	40,730,138

NET ASSETS
Beginning of year	142,484,623	101,754,485
End of year	$155,135,390	$142,484,623
Distributions in excess of net investment income and
undistributed net investment income, respectively,
end of period	$(185,921)	$81,033

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 57

Statement of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$2,100,473	$264,424
Net realized gain (loss) on sale of underlying
Putnam Fund shares	10,590,806	(130,606)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(3,970,412)	10,150,391
Net increase in net assets resulting from operations	8,720,867	10,284,209
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,910,085)	(460,224)
Class B	(23,923)	—
Class C	(47,123)	(449)
Class M	(17,439)	(1,204)
Class R	(62,418)	(10,443)
Class R6	(621,005)	(82,853)
Class Y	(347,054)	(49,994)
Increase from capital share transactions (Note 4)	14,964,796	20,759,347
Total increase in net assets	19,656,616	30,438,389

NET ASSETS
Beginning of year	104,795,087	74,356,698
End of year	$124,451,703	$104,795,087
Undistributed net investment income, respectively,
end of period	$721,514	$250,560

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$3,597,949	$1,292,198
Net realized gain (loss) on sale of underlying
Putnam Fund shares	15,075,153	(271,063)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(6,471,687)	15,495,629
Net increase in net assets resulting from operations	12,201,415	16,516,764
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,066,677)	(999,363)
Class B	(30,451)	—
Class C	(44,587)	(575)
Class M	(7,290)	—
Class R	(75,875)	(12,490)
Class R6	(511,113)	(73,892)
Class Y	(233,627)	(36,267)
Increase (decrease) from capital share
transactions (Note 4)	(5,353,189)	37,082,742
Total increase in net assets	878,606	52,476,919

NET ASSETS
Beginning of year	196,014,154	143,537,235
End of year	$196,892,760	$196,014,154
Undistributed net investment income, respectively,
end of period	$1,378,137	$1,076,679

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 59

Statement of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$2,451,398	$1,009,618
Net realized gain (loss) on sale of underlying
Putnam Fund shares	5,311,785	(856,873)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(2,445,018)	7,136,667
Net increase in net assets resulting from operations	5,318,165	7,289,412
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,859,246)	(1,009,141)
Class B	(18,790)	(7,944)
Class C	(31,591)	(17,223)
Class M	(3,493)	(3,844)
Class R	(63,799)	(32,413)
Class R6	(355,490)	(140,803)
Class Y	(279,819)	(132,237)
Increase from capital share transactions (Note 4)	19,109,931	17,684,848
Total increase in net assets	21,815,868	23,630,655

NET ASSETS
Beginning of year	107,183,734	83,553,079
End of year	$128,999,602	$107,183,734
Undistributed net investment income, respectively,
end of period	$1,699,921	$978,082

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$4,593,462	$1,802,639
Net realized gain (loss) on sale of underlying
Putnam Fund shares	8,354,529	(1,477,154)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(6,755,840)	10,357,533
Net increase in net assets resulting from operations	6,192,151	10,683,018
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,208,984)	(1,596,335)
Class B	(15,108)	(3,396)
Class C	(30,710)	(7,938)
Class M	(2,326)	(1,249)
Class R	(92,656)	(24,081)
Class R6	(200,231)	(32,967)
Class Y	(59,117)	(12,828)
Increase (decrease) from capital share
transactions (Note 4)	(1,651,223)	51,517,763
Total increase (decrease) in net assets	(68,204)	60,521,987

NET ASSETS
Beginning of year	199,679,204	139,157,217
End of year	$199,611,000	$199,679,204
Undistributed net investment income, respectively,
end of period	$2,250,827	$1,693,566

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 61

Statement of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$2,411,783	$941,121
Net realized gain (loss) on sale of underlying
Putnam Fund shares	678,133	(1,414,178)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(878,075)	4,435,994
Net increase in net assets resulting from operations	2,211,841	3,962,937
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,157,640)	(810,027)
Class B	(19,321)	(8,533)
Class C	(31,012)	(15,091)
Class M	(11,858)	(4,840)
Class R	(16,169)	(12,229)
Class R6	(107,045)	(34,246)
Class Y	(115,351)	(55,219)
Increase from capital share transactions (Note 4)	12,798,660	12,408,064
Total increase in net assets	12,552,105	15,430,816

NET ASSETS
Beginning of year	91,391,802	75,960,986
End of year	$103,943,907	$91,391,802
Undistributed net investment income, respectively,
end of period	$6,280	$7,777

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds

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RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
July 31, 2018	$11.11	.26	.98	1.24	(.45)	(.20)	(.65)	$11.70	11.28	$232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
July 31, 2016‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59*	23	.17*	1.02*	4*
Class B
July 31, 2018	$11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	$11.66	10.54	$16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
July 31, 2016‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*
Class C
July 31, 2018	$11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	$11.60	10.41	$85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
July 31, 2016‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*
Class M
July 31, 2018	$11.08	.09	1.09	1.18	(.38)	(.20)	(.58)	$11.68	10.75	$27.90		.75	63
July 31, 2017	9.81	.01	1.39	1.40	(.03)	(.10)	(.13)	11.08	14.48	12.90		.11	15
July 31, 2016‡	10.00	.12	(.09)	.03	(.18)	(.04)	(.22)	9.81	.34*	10	.50 *	1.31*	4*
Class R
July 31, 2018	$11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	$11.69	10.97	$28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
July 31, 2016‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*
Class R6
July 31, 2018	$11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	$11.77	11.71	$435.05		2.00	63
July 31, 2017†	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15
Class Y
July 31, 2018	$11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	$11.74	11.46	$51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15
July 31, 2016‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	— *	1.20 *	4*

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
July 31, 2018	$11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	$12.57	11.05	$12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69[g]
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	71[g]
Class B
July 31, 2018	$11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	$12.45	10.26	$103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69[g]
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	71[g]
Class C
July 31, 2018	$11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	$12.28	10.25	$895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69[g]
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	71[g]
Class M
July 31, 2018	$11.89	.12	1.12	1.24	(.40)	(.17)	(.57)	$12.56	10.50	$85.94		1.00	34
July 31, 2017	10.44	—[f]	1.51	1.51	(.04)	(.02)	(.06)	11.89	14.49	79.95		.03	30
July 31, 2016	11.58	.10	(.39)	(.29)	(.19)	(.66)	(.85)	10.44	(2.24)	57.75		.95	38
July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	69[g]
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	71[g]
Class R
July 31, 2018	$11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	$12.52	10.86	$176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38
July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69[g]
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	71[g]
Class R6
July 31, 2018	$12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	$12.71	11.55	$5,241.05		2.03	34
July 31, 2017†	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
July 31, 2018	$12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	$12.68	11.35	$4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30
July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69[g]
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	71[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
July 31, 2018	$19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	$20.52	10.82	$45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	—	(.36)	17.05	(1.54)	29,339.25		1.54	41
July 31, 2015	16.99	.19	1.37	1.56	(.86)	—	(.86)	17.69	9.43	16,701.25		1.11	40[g]
July 31, 2014	15.22	.12	2.06	2.18	(.41)	—	(.41)	16.99	14.45	4,423.25		.76	54[g]
Class B
July 31, 2018	$19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	$20.19	9.90	$449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	—	(.23)	16.81	(2.31)	453	1.00	.78	41
July 31, 2015	16.76	.10	1.32	1.42	(.73)	—	(.73)	17.45	8.65	334	1.00	.61	40[g]
July 31, 2014	15.05	—[f]	2.03	2.03	(.32)	—	(.32)	16.76	13.57	284	1.00	(.01)	54[g]
Class C
July 31, 2018	$18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	$20.02	9.93	$703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	—	(.24)	16.65	(2.29)	664	1.00	.85	41
July 31, 2015	16.64	.10	1.30	1.40	(.75)	—	(.75)	17.29	8.58	575	1.00	.60	40[g]
July 31, 2014	14.96	.01	2.01	2.02	(.34)	—	(.34)	16.64	13.58	409	1.00	.04	54[g]
Class M
July 31, 2018	$19.57	.24	1.74	1.98	(.74)	(.13)	(.87)	$20.68	10.21	$185.91		1.18	38
July 31, 2017	17.20	.01	2.40	2.41	(.04)	—	(.04)	19.57	14.06	137.91		.04	37
July 31, 2016	17.84	.16	(.53)	(.37)	(.27)	—	(.27)	17.20	(2.02)	124.75		.96	41
July 31, 2015	17.14	.14	1.35	1.49	(.79)	—	(.79)	17.84	8.90	87.75		.77	40[g]
July 31, 2014	15.37	.03	2.09	2.12	(.35)	—	(.35)	17.14	13.85	52.75		.15	54[g]
Class R
July 31, 2018	$19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	$20.27	10.51	$823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	—	(.23)	16.86	(1.81)	1,365.50		1.17	41
July 31, 2015	16.72	.20	1.31	1.51	(.82)	—	(.82)	17.41	9.22	3,088.50		1.16	40[g]
July 31, 2014	15.00	.07	2.03	2.10	(.38)	—	(.38)	16.72	14.13	2,553.50		.43	54[g]
Class R6
July 31, 2018	$19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	$20.70	11.15	$11,848.05		2.08	38
July 31, 2017†	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88 *	37
Class Y
July 31, 2018	$19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	$20.66	11.07	$2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37
July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	—	(.38)	17.14	(1.31)	7,514	—	1.88	41
July 31, 2015	17.05	.27	1.34	1.61	(.89)	—	(.89)	17.77	9.69	5,574	—	1.54	40[g]
July 31, 2014	15.27	.18	2.05	2.23	(.45)	—	(.45)	17.05	14.73	4,450	—	1.08	54[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
July 31, 2018	$21.46	.40	1.80	2.20	(.99)	(.99)	$22.67	10.35	$47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	(.11)	21.46	14.10	42,236.42		.35	37
July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	(.42)	18.91	(1.23)	31,243.25		1.62	38
July 31, 2015	18.86	.25	1.43	1.68	(.96)	(.96)	19.58	9.14	20,065.25		1.30	38[g]
July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	18.86	14.01	9,373.25		.84	55[g]
Class B
July 31, 2018	$19.51	.21	1.62	1.83	(.84)	(.84)	$20.50	9.48	$636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	19.51	13.30	605	1.17	(.41)	37
July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	(.31)	17.22	(1.97)	547	1.00	.86	38
July 31, 2015	17.31	.12	1.29	1.41	(.83)	(.83)	17.89	8.31	420	1.00	.67	38[g]
July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	17.31	13.17	274	1.00	.19	55[g]
Class C
July 31, 2018	$19.53	.22	1.62	1.84	(.85)	(.85)	$20.52	9.50	$1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	19.53	13.22	918	1.17	(.40)	37
July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	(.33)	17.25	(1.91)	1,098	1.00	.87	38
July 31, 2015	17.38	.11	1.31	1.42	(.87)	(.87)	17.93	8.33	864	1.00	.59	38[g]
July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	17.38	13.12	401	1.00	.07	55[g]
Class M
July 31, 2018	$20.85	.36	1.63	1.99	(.83)	(.83)	$22.01	9.64	$103.92		1.68	43
July 31, 2017	18.35	(.04)	2.55	2.51	(.01)	(.01)	20.85	13.69	124.92		(.22)	37
July 31, 2016	19.00	.22	(.55)	(.33)	(.32)	(.32)	18.35	(1.69)	167.75		1.24	38
July 31, 2015	18.36	.17	1.37	1.54	(.90)	(.90)	19.00	8.56	161.75		.89	38[g]
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	18.36	13.43	128.75		(.23)	55[g]
Class R
July 31, 2018	$22.04	.35	1.85	2.20	(.92)	(.92)	$23.32	10.05	$1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	(.05)	22.04	13.85	1,169.67		.33	37
July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	(.29)	19.41	(1.46)	1,573.50		1.35	38
July 31, 2015	19.25	.25	1.41	1.66	(.91)	(.91)	20.00	8.83	3,175.50		1.26	38[g]
July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	19.25	13.72	2,784.50		.65	55[g]
Class R6
July 31, 2018	$25.76	.58	2.16	2.74	(1.06)	(1.06)	$27.44	10.75	$10,434.05		2.17	43
July 31, 2017†	22.65	.19	3.04	3.23	(.12)	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
July 31, 2018	$25.72	.51	2.19	2.70	(1.04)	(1.04)	$27.38	10.58	$8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	(.14)	25.72	14.42	5,797.17		.43	37
July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	(.45)	22.61	(.95)	9,802	—	1.95	38
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	(1.00)	23.30	9.41	6,556	—	1.73	38[g]
July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	22.25	14.25	5,544	—	1.25	55[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds 71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
July 31, 2018	$23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	$24.24	9.36	$126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	—	(.49)	20.58	(.83)	84,164.25		1.90	48
July 31, 2015	20.51	.28	1.46	1.74	(.99)	—	(.99)	21.26	8.65	49,628.25		1.34	51[g]
July 31, 2014	18.34	.21	2.24	2.45	(.28)	—	(.28)	20.51	13.42	12,384.25		1.04	47[g]
Class B
July 31, 2018	$21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	$22.20	8.53	$672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	—	(.35)	19.02	(1.59)	764	1.00	1.23	48
July 31, 2015	19.01	.16	1.32	1.48	(.80)	—	(.80)	19.69	7.92	666	1.00	.82	51[g]
July 31, 2014	17.04	.07	2.06	2.13	(.16)	—	(.16)	19.01	12.52	698	1.00	.40	47[g]
Class C
July 31, 2018	$21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	$21.88	8.58	$993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	—	(.35)	18.76	(1.62)	826	1.00	1.20	48
July 31, 2015	18.83	.15	1.31	1.46	(.85)	—	(.85)	19.44	7.91	805	1.00	.78	51[g]
July 31, 2014	16.92	.04	2.08	2.12	(.21)	—	(.21)	18.83	12.55	632	1.00	.23	47[g]
Class M
July 31, 2018	$21.78	.35	1.55	1.90	(1.07)	(.02)	(1.09)	$22.59	8.80	$510.89		1.56	39
July 31, 2017	19.35	(.07)	2.50	2.43	—	—	—	21.78	12.56	282.89		(.34)	39
July 31, 2016	20.02	.21	(.49)	(.28)	(.39)	—	(.39)	19.35	(1.35)	160.75		1.10	48
July 31, 2015	19.37	.22	1.33	1.55	(.90)	—	(.90)	20.02	8.16	114.75		1.11	51[g]
July 31, 2014	17.36	.09	2.13	2.22	(.21)	—	(.21)	19.37	12.84	78.75		.50	47[g]
Class R
July 31, 2018	$23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	$25.09	9.09	$212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	—	(.31)	21.23	(1.13)	2,034.50		1.38	48
July 31, 2015	20.98	.29	1.45	1.74	(.92)	—	(.92)	21.80	8.45	4,726.50		1.35	51[g]
July 31, 2014	18.76	.16	2.30	2.46	(.24)	—	(.24)	20.98	13.13	3,894.50		.79	47[g]
Class R6
July 31, 2018	$27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	$28.73	9.75	$22,335.05		2.10	39
July 31, 2017†	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
July 31, 2018	$27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	$28.68	9.61	$4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39
July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	—	(.52)	24.13	(.60)	13,806	—	2.23	48
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	—	(1.02)	24.82	8.96	9,215	—	1.79	51[g]
July 31, 2014	21.18	.32	2.58	2.90	(.33)	—	(.33)	23.75	13.74	7,284	—	1.40	47[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds 73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
July 31, 2018	$23.10	.41	1.41	1.82	(.84)	(.84)	$24.08	7.94	$86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	(.15)	23.10	11.60	76,081.41		.25	37
July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	(.54)	20.85	(.54)	51,869.25		2.20	38
July 31, 2015	20.66	.31	1.33	1.64	(.77)	(.77)	21.53	8.07	37,097.25		1.45	31[g]
July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	20.66	12.25	17,699.25		1.21	45[g]
Class B
July 31, 2018	$21.21	.23	1.28	1.51	(.65)	(.65)	$22.07	7.13	$767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	21.21	10.76	827	1.16	(.49)	37
July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	(.39)	19.15	(1.28)	1,167	1.00	1.49	38
July 31, 2015	19.07	.19	1.18	1.37	(.63)	(.63)	19.81	7.28	1,235	1.00	.95	31[g]
July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	19.07	11.39	1,061	1.00	.55	45[g]
Class C
July 31, 2018	$21.12	.21	1.30	1.51	(.67)	(.67)	$21.96	7.18	$1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	(.01)	21.12	10.73	1,625	1.16	(.50)	37
July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	(.43)	19.08	(1.28)	1,549	1.00	1.40	38
July 31, 2015	19.08	.18	1.19	1.37	(.67)	(.67)	19.78	7.30	1,147	1.00	.91	31[g]
July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	19.08	11.44	655	1.00	.51	45[g]
Class M
July 31, 2018	$22.23	.29	1.35	1.64	(.73)	(.73)	$23.14	7.43	$572.91		1.26	43
July 31, 2017	20.07	(.05)	2.26	2.21	(.05)	(.05)	22.23	11.04	529.91		(.25)	37
July 31, 2016	20.74	.34	(.57)	(.23)	(.44)	(.44)	20.07	(1.05)	473.75		1.72	38
July 31, 2015	19.92	.16	1.32	1.48	(.66)	(.66)	20.74	7.54	460.75		.79	31[g]
July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	19.92	11.70	298.75		.73	45[g]
Class R
July 31, 2018	$22.26	.46	1.24	1.70	(.80)	(.80)	$23.16	7.69	$797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	(.10)	22.26	11.30	1,369.66		.11	37
July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	(.39)	20.10	(.80)	2,000.50		1.66	38
July 31, 2015	19.85	.30	1.24	1.54	(.72)	(.72)	20.67	7.86	4,657.50		1.49	31[g]
July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	19.85	11.96	4,334.50		1.01	45[g]
Class R6
July 31, 2018	$27.03	.60	1.64	2.24	(.92)	(.92)	$28.35	8.34	$21,366.05		2.14	43
July 31, 2017†	24.34	.16	2.70	2.86	(.17)	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
July 31, 2018	$26.98	.55	1.67	2.22	(.90)	(.90)	$28.30	8.26	$13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	(.18)	26.98	11.85	9,005.16		.38	37
July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	(.59)	24.30	(.33)	17,298	—	2.40	38
July 31, 2015	23.84	.46	1.50	1.96	(.81)	(.81)	24.99	8.35	12,853	—	1.88	31[g]
July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	23.84	12.55	11,300	—	1.64	45[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds 75

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
July 31, 2018	$22.51	.41	1.02	1.43	(.72)	(.72)	$23.22	6.38	$164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	(.15)	22.51	9.61	169,766.39		.73	41
July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	(.58)	20.68	(.45)	122,277.25		2.35	47
July 31, 2015	20.35	.29	1.23	1.52	(.49)	(.49)	21.38	7.53	72,342.25		1.36	40[g]
July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	20.35	10.75	23,180.25		1.32	44[g]
Class B
July 31, 2018	$21.36	.26	.95	1.21	(.55)	(.55)	$22.02	5.66	$1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	21.36	8.76	1,299	1.14	—[h]	41
July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	(.43)	19.64	(1.18)	1,251	1.00	1.74	47
July 31, 2015	19.35	.16	1.13	1.29	(.32)	(.32)	20.32	6.71	1,325	1.00	.80	40[g]
July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	19.35	9.94	1,231	1.00	.58	44[g]
Class C
July 31, 2018	$21.32	.25	.95	1.20	(.58)	(.58)	$21.94	5.62	$1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	(.01)	21.32	8.81	1,544	1.14	.01	41
July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	(.44)	19.60	(1.19)	1,515	1.00	1.61	47
July 31, 2015	19.36	.17	1.11	1.28	(.35)	(.35)	20.29	6.68	1,313	1.00	.84	40[g]
July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	19.36	9.98	1,060	1.00	.51	44[g]
Class M
July 31, 2018	$21.88	.26	1.03	1.29	(.62)	(.62)	$22.55	5.91	$363.89		1.16	46
July 31, 2017	20.06	.03	1.79	1.82	—	—	21.88	9.07	259.89		.15	41
July 31, 2016	20.75	.38	(.59)	(.21)	(.48)	(.48)	20.06	(.96)	273.75		1.93	47
July 31, 2015	19.75	.20	1.17	1.37	(.37)	(.37)	20.75	6.99	248.75		.97	40[g]
July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	19.75	10.24	222.75		.98	44[g]
Class R
July 31, 2018	$21.39	.44	.86	1.30	(.67)	(.67)	$22.02	6.12	$570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	(.09)	21.39	9.39	2,543.64		.53	41
July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	(.43)	19.64	(.71)	2,916.50		1.94	47
July 31, 2015	19.28	.25	1.13	1.38	(.43)	(.43)	20.23	7.22	8,425.50		1.26	40[g]
July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	19.28	10.51	7,296.50		1.07	44[g]
Class R6
July 31, 2018	$25.84	.57	1.17	1.74	(.80)	(.80)	$26.78	6.75	$21,927.05		2.16	46
July 31, 2017†	23.67	.25	2.08	2.33	(.16)	(.16)	25.84	9.90*	13,797	.05*	1.02*	41
Class Y
July 31, 2018	$25.80	.54	1.18	1.72	(.78)	(.78)	$26.74	6.70	$7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	(.17)	25.80	9.88	6,806.14		.86	41
July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	(.62)	23.65	(.19)	15,306	—	2.71	47
July 31, 2015	23.09	.43	1.34	1.77	(.52)	(.52)	24.34	7.76	13,241	—	1.79	40[g]
July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	23.09	11.05	11,725	—	1.70	44[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds 77

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
July 31, 2018	$22.36	.45	.59	1.04	(.49)	(.49)	$22.91	4.64	$93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	(.30)	22.36	7.60	80,908.41		1.02	37
July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	(.55)	21.08	(.40)	60,363.25		2.66	42
July 31, 2015	20.62	.31	1.07	1.38	(.27)	(.27)	21.73	6.72	40,668.25		1.44	30[g]
July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	20.62	9.16	27,543.25		1.44	41[g]
Class B
July 31, 2018	$20.84	.28	.53	.81	(.33)	(.33)	$21.32	3.90	$998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	(.15)	20.84	6.81	1,200	1.16	.26	37
July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	(.38)	19.66	(1.17)	1,082	1.00	1.90	42
July 31, 2015	19.28	.14	1.00	1.14	(.13)	(.13)	20.29	5.91	1,128	1.00	.72	30[g]
July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	19.28	8.35	982	1.00	.71	41[g]
Class C
July 31, 2018	$20.78	.25	.56	.81	(.33)	(.33)	$21.26	3.89	$2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	(.17)	20.78	6.84	1,972	1.16	.29	37
July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	(.40)	19.62	(1.17)	1,851	1.00	1.86	42
July 31, 2015	19.27	.14	.99	1.13	(.13)	(.13)	20.27	5.90	1,532	1.00	.68	30[g]
July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	19.27	8.32	1,244	1.00	.67	41[g]
Class M
July 31, 2018	$21.13	.31	.56	.87	(.32)	(.32)	$21.68	4.14	$222.91		1.45	52
July 31, 2017	19.96	.11	1.30	1.41	(.24)	(.24)	21.13	7.11	262.91		.55	37
July 31, 2016	20.60	.41	(.61)	(.20)	(.44)	(.44)	19.96	(.92)	240.75		2.08	42
July 31, 2015	19.57	.20	1.00	1.20	(.17)	(.17)	20.60	6.16	205.75		1.00	30[g]
July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	19.57	8.57	188.75		.88	41[g]
Class R
July 31, 2018	$20.97	.45	.47	.92	(.45)	(.45)	$21.44	4.38	$1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	(.26)	20.97	7.39	2,734.66		.79	37
July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	(.36)	19.78	(.69)	2,458.50		1.87	42
July 31, 2015	19.28	.23	1.00	1.23	(.22)	(.22)	20.29	6.42	6,829.50		1.18	30[g]
July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	19.28	8.88	5,442.50		1.19	41[g]
Class R6
July 31, 2018	$22.55	.54	.58	1.12	(.56)	(.56)	$23.11	5.00	$18,185.05		2.36	52
July 31, 2017†	21.20	.28	1.39	1.67	(.32)	(.32)	22.55	7.98*	11,072	.05*	1.30 *	37
Class Y
July 31, 2018	$22.50	.51	.59	1.10	(.54)	(.54)	$23.06	4.91	$13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	(.34)	22.50	7.90	9,036.16		1.22	37
July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	(.59)	21.19	(.15)	17,559	—	2.91	42
July 31, 2015	20.72	.37	1.05	1.42	(.31)	(.31)	21.83	6.92	12,152	—	1.70	30[g]
July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	20.72	9.44	9,870	—	1.91	41[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds	RetirementReady® Funds 79

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
July 31, 2018	$19.47	.45	.16	.61	(.45)	(.45)	$19.63	3.14	$182,670.38		2.27	69
July 31, 2017	18.55	.20	.91	1.11	(.19)	(.19)	19.47	6.05	186,299.37		1.05	49
July 31, 2016	19.18	.52	(.61)	(.09)	(.54)	(.54)	18.55	(.38)	127,482.25		2.82	47
July 31, 2015	18.40	.27	.73	1.00	(.22)	(.22)	19.18	5.44	71,290.25		1.43	45[g]
July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	18.40	7.37	25,336.25		1.60	42[g]
Class B
July 31, 2018	$18.73	.30	.15	.45	(.29)	(.29)	$18.89	2.38	$829	1.13	1.56	69
July 31, 2017	17.85	.06	.87	.93	(.05)	(.05)	18.73	5.24	1,106	1.12	.34	49
July 31, 2016	18.45	.38	(.59)	(.21)	(.39)	(.39)	17.85	(1.11)	1,151	1.00	2.15	47
July 31, 2015	17.68	.14	.68	.82	(.05)	(.05)	18.45	4.65	1,123	1.00	.80	45[g]
July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	17.68	6.56	1,380	1.00	.84	42[g]
Class C
July 31, 2018	$18.71	.27	.19	.46	(.30)	(.30)	$18.87	2.43	$2,197	1.13	1.41	69
July 31, 2017	17.84	.07	.86	.93	(.06)	(.06)	18.71	5.25	2,063	1.12	.37	49
July 31, 2016	18.46	.38	(.59)	(.21)	(.41)	(.41)	17.84	(1.12)	2,092	1.00	2.15	47
July 31, 2015	17.74	.15	.67	.82	(.10)	(.10)	18.46	4.63	1,842	1.00	.80	45[g]
July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	17.74	6.62	1,587	1.00	.89	42[g]
Class M
July 31, 2018	$19.10	.32	.19	.51	(.30)	(.30)	$19.31	2.64	$163.88		1.67	69
July 31, 2017	18.21	.10	.90	1.00	(.11)	(.11)	19.10	5.51	258.87		.55	49
July 31, 2016	18.82	.42	(.60)	(.18)	(.43)	(.43)	18.21	(.89)	180.75		2.33	47
July 31, 2015	18.05	.19	.70	.89	(.12)	(.12)	18.82	4.93	180.75		1.02	45[g]
July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	18.05	6.81	154.75		1.12	42[g]
Class R
July 31, 2018	$18.77	.43	.12	.55	(.42)	(.42)	$18.90	2.90	$2,324.63		2.28	69
July 31, 2017	17.88	.15	.88	1.03	(.14)	(.14)	18.77	5.79	4,442.62		.80	49
July 31, 2016	18.44	.44	(.56)	(.12)	(.44)	(.44)	17.88	(.60)	3,269.50		2.47	47
July 31, 2015	17.69	.23	.68	.91	(.16)	(.16)	18.44	5.17	5,716.50		1.29	45[g]
July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	17.69	7.09	5,348.50		1.35	42[g]
Class R6
July 31, 2018	$21.90	.66	.11	.77	(.52)	(.52)	$22.15	3.50	$9,691.05		2.97	69
July 31, 2017†	20.80	.30	1.01	1.31	(.21)	(.21)	21.90	6.34*	3,838	.05*	1.41*	49
Class Y
July 31, 2018	$21.88	.64	.12	.76	(.51)	(.51)	$22.13	3.46	$1,737.13		2.89	69
July 31, 2017	20.79	.23	1.07	1.30	(.21)	(.21)	21.88	6.32	1,673.12		1.11	49
July 31, 2016	21.41	.65	(.69)	(.04)	(.58)	(.58)	20.79	(.13)	4,982	—	3.15	47
July 31, 2015	20.49	.37	.80	1.17	(.25)	(.25)	21.41	5.72	5,325	—	1.75	45[g]
July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	20.49	7.60	5,125	—	2.20	42[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
July 31, 2018	$17.65	.44	(.02)	.42	(.45)	(.45)	$17.62	2.37	$92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	(.20)	17.65	4.94	80,263.38		1.14	39
July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	(.61)	17.02	(.27)	63,447.25		3.83	33
July 31, 2015	17.49	.30	.31	.61	(.41)	(.41)	17.69	3.52	17,655.25		1.71	28[g]
July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	17.49	5.04	15,527.25		1.90	39[g]
Class B
July 31, 2018	$17.28	.31	(.02)	.29	(.37)	(.37)	$17.20	1.64	$849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	(.14)	17.28	4.11	981	1.13	.43	39
July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	(.53)	16.74	(.99)	1,094	1.00	3.11	33
July 31, 2015	17.32	.15	.31	.46	(.33)	(.33)	17.45	2.68	368	1.00	.88	28[g]
July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	17.32	4.32	274	1.00	1.01	39[g]
Class C
July 31, 2018	$17.33	.31	(.03)	.28	(.37)	(.37)	$17.24	1.58	$1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	(.14)	17.33	4.09	1,681	1.13	.44	39
July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	(.53)	16.79	(.93)	1,852	1.00	2.63	33
July 31, 2015	17.36	.17	.29	.46	(.33)	(.33)	17.49	2.68	814	1.00	.98	28[g]
July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	17.36	4.25	710	1.00	1.16	39[g]
Class M
July 31, 2018	$17.69	.39	(.01)	.38	(.40)	(.40)	$17.67	2.16	$562.64		2.21	68
July 31, 2017	17.07	.16	.62	.78	(.16)	(.16)	17.69	4.62	506.63		.94	39
July 31, 2016	17.73	.52	(.61)	(.09)	(.57)	(.57)	17.07	(.46)	528.50		3.05	33
July 31, 2015	17.54	.25	.30	.55	(.36)	(.36)	17.73	3.18	396.50		1.42	28[g]
July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	17.54	4.82	332.50		1.77	39[g]
Class R
July 31, 2018	$17.64	.43	(.06)	.37	(.40)	(.40)	$17.61	2.10	$527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	(.16)	17.64	4.70	730.63		1.12	39
July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	(.57)	17.01	(.53)	1,439.50		3.62	33
July 31, 2015	17.48	.24	.33	.57	(.37)	(.37)	17.68	3.26	854.50		1.34	28[g]
July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	17.48	4.78	1,069.50		1.75	39[g]
Class R6
July 31, 2018	$17.71	.50	(.02)	.48	(.51)	(.51)	$17.68	2.71	$3,842.05		2.83	68
July 31, 2017†	17.08	.25	.63	.88	(.25)	(.25)	17.71	5.20*	3,711	.05*	1.42*	39
Class Y
July 31, 2018	$17.71	.48	(.02)	.46	(.49)	(.49)	$17.68	2.62	$4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	(.66)	17.08	(.02)	7,602	—	4.24	33
July 31, 2015	17.55	.34	.32	.66	(.46)	(.46)	17.75	3.78	1,460	—	1.90	28[g]
July 31, 2014	17.04	.68	.21	.89	(.38)	(.38)	17.55	5.28	1,203	—	3.96	39[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights cont.

* Not annualized.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Putnam RetirementReady 2060 Fund
Class A, B, C, M, R, Y	16.06%	73.93%	114.41%	N/A	N/A
Class R6	16.06%	60.14%	N/A	N/A	N/A
Putnam RetirementReady 2055 Fund
Class A, B, C, M, R, Y	0.44	0.88	1.13	2.09%	3.14%
Class R6	0.44	0.80	N/A	N/A	N/A
Putnam RetirementReady 2050 Fund
Class A, B, C, M, R, Y	0.18	0.27	0.28	0.46	0.45
Class R6	0.18	0.25	N/A	N/A	N/A
Putnam RetirementReady 2045 Fund
Class A, B, C, M, R, Y	0.18	0.25	0.26	0.36	0.45
Class R6	0.18	0.24	N/A	N/A	N/A
Putnam RetirementReady 2040 Fund
Class A, B, C, M, R, Y	0.12	0.13	0.14	0.23	0.35
Class R6	0.12	0.13	N/A	N/A	N/A
Putnam RetirementReady 2035 Fund
Class A, B, C, M, R, Y	0.11	0.17	0.17	0.22	0.27
Class R6	0.11	0.16	N/A	N/A	N/A
Putnam RetirementReady 2030 Fund
Class A, B, C, M, R, Y	0.08	0.11	0.11	0.17	0.23
Class R6	0.08	0.11	N/A	N/A	N/A
Putnam RetirementReady 2025 Fund
Class A, B, C, M, R, Y	0.11	0.16	0.15	0.20	0.23
Class R6	0.11	0.15	N/A	N/A	N/A
Putnam RetirementReady 2020 Fund
Class A, B, C, M, R, Y	0.09	0.13	0.11	0.18	0.25
Class R6	0.09	0.13	N/A	N/A	N/A

84 RetirementReady® Funds

	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Putnam Retirement Income Fund Lifestyle 1
Class A, B, C, M, R, Y	0.12	0.19	0.21	0.55	0.37
Class R6	0.12	0.17	N/A	N/A	N/A

f Amount represents less than $0.01 per share.

g Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following:

	7/31/15	7/31/14
Putnam RetirementReady 2055 Fund	249%	202%
Putnam RetirementReady 2050 Fund	158	100
Putnam RetirementReady 2045 Fund	116	92
Putnam RetirementReady 2040 Fund	204	90
Putnam RetirementReady 2035 Fund	101	79
Putnam RetirementReady 2030 Fund	157	77
Putnam RetirementReady 2025 Fund	71	74
Putnam RetirementReady 2020 Fund	160	75
Putnam Retirement Income Fund Lifestyle 1	39	98

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 85

Notes to financial statements 7/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2017 through July 31, 2018.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of July 31, 2018, each fund invests in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam Funds). Effective 4/20/18, Putnam Absolute Return 100 Fund was removed from the Putnam RetirementReady Fund suite of funds. Effective 4/30/18, Putnam Absolute Return 300 Fund was renamed Putnam Fixed Income Absolute Return Fund. Effective 4/30/18, Putnam Absolute Return 500 Fund merged into Putnam Absolute Return 700 Fund. Effective 4/30/18, Putnam Absolute Return 700 Fund was renamed Putnam Multi-Asset Absolute Return Fund. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively. Class A shares generally are not subject to a contingent deferred sales charge and class M, class R, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown

86 RetirementReady® Funds

as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

RetirementReady® Funds 87

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts of certain capital losses recognized during the period between November 1, 2017 and July 31, 2018 to its fiscal year ending July 31, 2019.

Post-October loss
Putnam RetirementReady 2035 Fund	$3,575
Putnam RetirementReady 2025 Fund	7,430
Putnam RetirementReady 2020 Fund	11,494
Putnam Retirement Income Fund Lifestyle 1	1,188

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2019 late year ordinary losses ((i) ordinary losses recognized between January 1, 2018 and July 31, 2018, and (ii) specified ordinary and currency losses recognized between November 1, 2017 and July 31, 2018).

Late year ordinary loss deferral
Putnam RetirementReady 2055 Fund	$40,498
Putnam RetirementReady 2050 Fund	109,941
Putnam RetirementReady 2040 Fund	185,918

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
losses on wash sale transactions, redesignation of taxable
distributions, reclass of short-term capital gain distributions from
Putnam RetirementReady 2060 Fund	underlying Putnam funds
losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2055 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2050 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, reclass of short-term capital gain
Putnam RetirementReady 2045 Fund	distributions from underlying Putnam funds
losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2040 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, the expiration of a capital loss carryover, reclass of short-term capital gain distributions from
Putnam RetirementReady 2035 Fund	underlying Putnam funds
losses on wash sale transactions, reclass of short-term capital gain
Putnam RetirementReady 2030 Fund	distributions from underlying Putnam funds
losses on wash sale transactions, the expiration of a capital loss carryover, reclass of short-term capital gain distributions from
Putnam RetirementReady 2025 Fund	underlying Putnam funds
losses on wash sale transactions, the expiration of a capital loss carryover, reclass of short-term capital gain distributions from
Putnam RetirementReady 2020 Fund	underlying Putnam funds
losses on wash sale transactions, the expiration of a capital loss carryover, reclass of short-term capital gain distributions from
Putnam Retirement Income Fund Lifestyle 1	underlying Putnam funds

88 RetirementReady® Funds

Reclassifications, if any, are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net
		realized gain/(loss) on
	Undistributed net	investment
	investment income	transactions	Paid-in-capital
Putnam RetirementReady 2060 Fund	$11,163	$(11,163)	$—
Putnam RetirementReady 2055 Fund	408,092	(408,092)	—
Putnam RetirementReady 2050 Fund	1,303,078	(1,303,078)	—
Putnam RetirementReady 2045 Fund	1,552,860	(1,552,860)	—
Putnam RetirementReady 2040 Fund	3,694,947	(3,694,947)	—
Putnam RetirementReady 2035 Fund	2,399,528	(2,120,955)	(278,573)
Putnam RetirementReady 2030 Fund	2,673,129	(2,673,129)	—
Putnam RetirementReady 2025 Fund	882,669	12,849,585	(13,732,254)
Putnam RetirementReady 2020 Fund	572,931	15,174,975	(15,747,906)
Putnam Retirement Income Fund
Lifestyle 1	45,116	191,234	(236,350)

RetirementReady® Funds 89

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not neces-				Distributions to shareholders cont.
sarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:
			Net unrealized	Undistributed				Late year	Cost for federal
	Unrealized	Unrealized	appreciation/	ordinary	Undistributed	Undistributed	Post-October	ordinary	income
	appreciation	(depreciation)	(depreciation)	income	short-term gain	long-term gain	loss	loss deferral	tax purposes
Putnam RetirementReady 2060 Fund	$15,509	$(8,804)	$6,705	$—	$4,050	$37,046	$—	$—	$888,379
Putnam RetirementReady 2055 Fund	1,090,329	(127,298)	963,031	—	—	1,547,625	—	(40,498)	22,914,505
Putnam RetirementReady 2050 Fund	3,297,909	(202,486)	3,095,423	—	—	4,357,185	—	(109,941)	58,758,926
Putnam RetirementReady 2045 Fund	3,349,704	(342,103)	3,007,601	159,639	—	1,414,097	—	—	66,640,147
Putnam RetirementReady 2040 Fund	6,885,496	(622,414)	6,263,082	—	—	9,079,069	—	(185,918)	148,946,269
Putnam RetirementReady 2035 Fund	4,061,691	(717,134)	3,344,557	721,514	—	—	(3,575)	—	121,167,155
Putnam RetirementReady 2030 Fund	5,166,687	(925,480)	4,241,207	1,378,130	—	1,341,240	—	—	192,809,445
Putnam RetirementReady 2025 Fund	1,926,287	(995,773)	930,514	1,699,921	—	—	(7,430)	—	128,129,537
Putnam RetirementReady 2020 Fund	549,146	(2,026,972)	(1,477,826)	2,250,827	—	—	(11,494)	—	201,180,097
Putnam Retirement Income Fund Lifestyle 1	1,984,907	(4,995,281)	(3,010,374)	6,280	—	—	(1,188)	—	106,999,703

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2019 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2028, to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit.

Fees waived and reimbursed
by the Manager
Putnam RetirementReady 2060 Fund	$ 92,113
Putnam RetirementReady 2055 Fund	92,172
Putnam RetirementReady 2050 Fund	108,135
Putnam RetirementReady 2045 Fund	115,940
Putnam RetirementReady 2040 Fund	179,063
Putnam RetirementReady 2035 Fund	130,531
Putnam RetirementReady 2030 Fund	153,282
Putnam RetirementReady 2025 Fund	130,858
Putnam RetirementReady 2020 Fund	170,779
Putnam Retirement Income Fund Lifestyle 1	116,931

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

90 RetirementReady® Funds	RetirementReady® Funds 91

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and received fees for investor servicing (for class A, B, C, M, R and Y) that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y	Total
Putnam
RetirementReady
2060 Fund	$268	$22	$100	$28	$30	$116	$55	$619
Putnam
RetirementReady
2055 Fund	22,489	201	1,679	145	446	2,162	6,747	33,869
Putnam
RetirementReady
2050 Fund	72,915	746	1,264	260	1,302	4,333	6,763	87,583
Putnam
RetirementReady
2045 Fund	78,670	1,063	1,648	217	1,955	4,512	12,523	100,588
Putnam
RetirementReady
2040 Fund	175,166	1,036	1,406	630	1,389	7,963	11,152	198,742
Putnam
RetirementReady
2035 Fund	132,766	1,315	2,556	898	2,276	9,543	18,143	167,497
Putnam
RetirementReady
2030 Fund	232,440	1,693	2,292	432	2,326	8,658	11,805	259,646
Putnam
RetirementReady
2025 Fund	143,208	1,848	3,378	392	3,471	7,392	19,505	179,194
Putnam
RetirementReady
2020 Fund	241,817	1,274	2,684	213	4,683	3,635	2,849	257,155
Putnam
Retirement
Income Fund
Lifestyle 1	118,412	1,260	1,993	741	956	1,921	5,763	131,046

92 RetirementReady® Funds

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.75%	0.50%
Putnam RetirementReady 2060 Fund	$452	$150	$683	$144	$103	$1,532
Putnam RetirementReady 2055 Fund	29,195	1,039	8,692	563	1,133	40,622
Putnam RetirementReady 2050 Fund	112,676	4,598	7,778	1,211	4,000	130,263
Putnam RetirementReady 2045 Fund	115,995	6,264	9,712	949	5,754	138,674
Putnam RetirementReady 2040 Fund	308,306	7,279	9,891	3,349	4,735	333,560
Putnam RetirementReady 2035 Fund	204,973	8,086	15,700	4,157	6,877	239,793
Putnam RetirementReady 2030 Fund	413,691	12,032	16,297	2,318	8,114	452,452
Putnam RetirementReady 2025 Fund	220,159	11,304	20,770	1,799	10,408	264,440
Putnam RetirementReady 2020 Fund	460,638	9,696	20,458	1,217	17,747	509,756
	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.50%	0.50%
Putnam Retirement Income Fund
Lifestyle 1	$214,293	$9,100	$14,366	$2,682	$3,443	$243,884

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A net	Class M net
	commissions	commissions	Class B CDSC	Class C CDSC
Putnam RetirementReady 2060 Fund	$995	$2	$—	$—
Putnam RetirementReady 2055 Fund	4,420	105	157	221
Putnam RetirementReady 2050 Fund	4,798	211	608	188
Putnam RetirementReady 2045 Fund	7,339	88	—	68
Putnam RetirementReady 2040 Fund	7,357	2,806	1	11
Putnam RetirementReady 2035 Fund	12,554	53	—	167
Putnam RetirementReady 2030 Fund	12,016	264	946	173
Putnam RetirementReady 2025 Fund	10,477	113	834	71
Putnam RetirementReady 2020 Fund	4,784	473	2,705	459
Putnam Retirement Income Fund
Lifestyle 1	2,866	5	12	3

RetirementReady® Funds 93

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
Putnam RetirementReady 2060 Fund	$1
Putnam RetirementReady 2055 Fund	19
Putnam RetirementReady 2050 Fund	61
Putnam RetirementReady 2045 Fund	—
Putnam RetirementReady 2040 Fund	84
Putnam RetirementReady 2035 Fund	—
Putnam RetirementReady 2030 Fund	29
Putnam RetirementReady 2025 Fund	—
Putnam RetirementReady 2020 Fund	10
Putnam Retirement Income Fund Lifestyle 1	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
Putnam RetirementReady 2060 Fund	$971,933	$360,270
Putnam RetirementReady 2055 Fund	13,349,558	7,138,060
Putnam RetirementReady 2050 Fund	27,638,217	23,105,113
Putnam RetirementReady 2045 Fund	38,411,504	27,970,448
Putnam RetirementReady 2040 Fund	69,409,928	58,043,004
Putnam RetirementReady 2035 Fund	69,612,189	50,462,423
Putnam RetirementReady 2030 Fund	90,703,184	90,961,080
Putnam RetirementReady 2025 Fund	85,431,138	63,527,857
Putnam RetirementReady 2020 Fund	139,973,022	138,574,039
Putnam Retirement Income Fund Lifestyle 1	80,331,845	66,584,083

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	23,049	$262,489	4,815	$50,848
Shares issued in connection with
reinvestment of distributions	1,042	11,877	59	590
	24,091	274,366	4,874	51,438
Shares repurchased	(11,198)	(131,358)	(254)	(2,766)
Net increase	12,893	$143,008	4,620	$48,672

94 RetirementReady® Funds

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	161	$1,600
Shares issued in connection with
reinvestment of distributions	60	689	14	144
	60	689	175	1,744
Shares repurchased	—	—	(2)	(25)
Net increase	60	$689	173	$1,719

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	5,317	$60,171	2,521	$26,240
Shares issued in connection with
reinvestment of distributions	258	2,931	45	448
	5,575	63,102	2,566	26,688
Shares repurchased	(3,019)	(34,271)	(64)	(671)
Net increase	2,556	$28,831	2,502	$26,017

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	1,158	$13,293	92	$986
Shares issued in connection with
reinvestment of distributions	61	700	14	139
	1,219	13,993	106	1,125
Shares repurchased	(2)	(25)	(2)	(25)
Net increase	1,217	$13,968	104	$1,100

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	1,183	$13,728	90	$959
Shares issued in connection with
reinvestment of distributions	66	755	16	163
	1,249	14,483	106	1,122
Shares repurchased	(4)	(40)	—	—
Net increase	1,245	$14,443	106	$1,122

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	32,208	$376,949	7,664	$79,226
Shares issued in connection with
reinvestment of distributions	1,062	12,154	56	559
	33,270	389,103	7,720	79,785
Shares repurchased	(3,481)	(39,682)	(539)	(5,559)
Net increase	29,789	$349,421	7,181	$74,226

RetirementReady® Funds 95

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	8,781	$99,939	2,399	$25,490
Shares issued in connection with
reinvestment of distributions	197	2,250	26	263
	8,978	102,189	2,425	25,753
Shares repurchased	(6,736)	(76,241)	(2,669)	(27,353)
Net increase	2,242	$25,948	(244)	$(1,600)

Putnam RetirementReady 2055 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	421,158	$5,219,947	539,161	$5,953,708
Shares issued in connection with
reinvestment of distributions	49,838	611,013	5,971	64,007
	470,996	5,830,960	545,132	6,017,715
Shares repurchased	(281,531)	(3,471,971)	(160,388)	(1,771,005)
Net increase	189,465	$2,358,989	384,744	$4,246,710

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	375	$4,659	1,825	$19,711
Shares issued in connection with
reinvestment of distributions	397	4,846	20	212
	772	9,505	1,845	19,923
Shares repurchased	(798)	(9,756)	(983)	(10,850)
Net increase (decrease)	(26)	$(251)	862	$9,073

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	15,018	$182,904	11,233	$121,476
Shares issued in connection with
reinvestment of distributions	3,373	40,572	211	2,219
	18,391	223,476	11,444	123,695
Shares repurchased	(15,152)	(183,540)	(5,732)	(63,107)
Net increase	3,239	$39,936	5,712	$60,588

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	1,619	$20,026	1,179	$12,938
Shares issued in connection with
reinvestment of distributions	246	3,023	31	336
	1,865	23,049	1,210	13,274
Shares repurchased	(1,699)	(21,101)	(29)	(310)
Net increase	166	$1,948	1,181	$12,964

96 RetirementReady® Funds

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	9,257	$112,525	16,914	$186,834
Shares issued in connection with
reinvestment of distributions	575	7,028	211	2,253
	9,832	119,553	17,125	189,087
Shares repurchased	(17,123)	(209,774)	(21,916)	(238,000)
Net decrease	(7,291)	$(90,221)	(4,791)	$(48,913)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	189,268	$2,375,618	317,503	$3,419,927
Shares issued in connection with
reinvestment of distributions	17,365	214,802	2,209	23,860
	206,633	2,590,420	319,712	3,443,787
Shares repurchased	(71,679)	(903,655)	(42,192)	(474,557)
Net increase	134,954	$1,686,765	277,520	$2,969,230

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	189,344	$2,366,766	132,648	$1,460,096
Shares issued in connection with
reinvestment of distributions	14,125	174,442	2,338	25,223
	203,469	2,541,208	134,986	1,485,319
Shares repurchased	(70,895)	(879,879)	(283,524)	(3,036,016)
Net increase (decrease)	132,574	$1,661,329	(148,538)	$(1,550,697)

Putnam RetirementReady 2050 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	501,844	$10,131,226	1,205,088	$21,397,931
Shares issued in connection with
reinvestment of distributions	106,244	2,128,074	13,160	230,425
	608,088	12,259,300	1,218,248	21,628,356
Shares repurchased	(612,353)	(12,350,267)	(720,050)	(12,883,977)
Net increase (decrease)	(4,265)	$(90,967)	498,198	$8,744,379

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	813	$15,998	4,034	$68,027
Shares issued in connection with
reinvestment of distributions	989	19,588	—	—
	1,802	35,586	4,034	68,027
Shares repurchased	(4,141)	(81,334)	(6,446)	(110,992)
Net decrease	(2,339)	$(45,748)	(2,412)	$(42,965)

RetirementReady® Funds 97

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	9,571	$188,258	9,919	$173,291
Shares issued in connection with
reinvestment of distributions	1,517	29,776	—	—
	11,088	218,034	9,919	173,291
Shares repurchased	(21,803)	(426,770)	(4,003)	(70,608)
Net increase (decrease)	(10,715)	$(208,736)	5,916	$102,683

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	1,660	$33,820	2,210	$39,654
Shares issued in connection with
reinvestment of distributions	326	6,609	21	368
	1,986	40,429	2,231	40,022
Shares repurchased	(31)	(648)	(2,446)	(45,968)
Net increase (decrease)	1,955	$39,781	(215)	$(5,946)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	22,906	$449,918	33,556	$601,146
Shares issued in connection with
reinvestment of distributions	1,634	32,376	327	5,664
	24,540	482,294	33,883	606,810
Shares repurchased	(22,006)	(437,329)	(76,770)	(1,353,380)
Net increase (decrease)	2,534	$44,965	(42,887)	$(746,570)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	255,214	$5,209,738	394,216	$6,875,128
Shares issued in connection with
reinvestment of distributions	20,509	413,659	2,156	37,994
	275,723	5,623,397	396,372	6,913,122
Shares repurchased	(67,881)	(1,373,106)	(31,845)	(573,795)
Net increase	207,842	$4,250,291	364,527	$6,339,327

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	79,119	$1,617,214	81,287	$1,454,760
Shares issued in connection with
reinvestment of distributions	10,034	202,082	1,319	23,210
	89,153	1,819,296	82,606	1,477,970
Shares repurchased	(160,968)	(3,277,402)	(334,486)	(5,762,173)
Net decrease	(71,815)	$(1,458,106)	(251,880)	$(4,284,203)

98 RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	767,723	$17,072,176	915,140	$18,001,185
Shares issued in connection with
reinvestment of distributions	91,405	2,025,536	10,039	194,847
	859,128	19,097,712	925,179	18,196,032
Shares repurchased	(723,059)	(16,163,814)	(609,541)	(12,120,532)
Net increase	136,069	$2,933,898	315,638	$6,075,500

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,475	$44,771
Shares issued in connection with
reinvestment of distributions	1,273	25,629	—	—
	1,273	25,629	2,475	44,771
Shares repurchased	(1,248)	(25,260)	(3,213)	(57,426)
Net increase (decrease)	25	$369	(738)	$(12,655)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	12,604	$255,144	6,794	$123,920
Shares issued in connection with
reinvestment of distributions	2,015	40,605	—	—
	14,619	295,749	6,794	123,920
Shares repurchased	(12,015)	(237,859)	(23,419)	(412,948)
Net increase (decrease)	2,604	$57,890	(16,625)	$(289,028)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	1,646	$35,117	3,674	$72,734
Shares issued in connection with
reinvestment of distributions	266	5,731	5	99
	1,912	40,848	3,679	72,833
Shares repurchased	(3,203)	(70,124)	(6,840)	(140,874)
Net decrease	(1,291)	$(29,276)	(3,161)	$(68,041)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	21,635	$502,618	34,963	$724,116
Shares issued in connection with
reinvestment of distributions	1,483	33,851	216	4,305
	23,118	536,469	35,179	728,421
Shares repurchased	(28,135)	(638,578)	(63,167)	(1,285,128)
Net decrease	(5,017)	$(102,109)	(27,988)	$(556,707)

RetirementReady® Funds 99

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	148,082	$3,996,787	322,161	$7,381,443
Shares issued in connection with
reinvestment of distributions	13,122	351,274	1,391	32,337
	161,204	4,348,061	323,552	7,413,780
Shares repurchased	(66,409)	(1,774,274)	(38,075)	(927,010)
Net increase	94,795	$2,573,787	285,477	$6,486,770

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	156,308	$4,218,798	112,740	$2,672,727
Shares issued in connection with
reinvestment of distributions	10,051	268,671	1,152	26,754
	166,359	4,487,469	113,892	2,699,481
Shares repurchased	(77,367)	(2,084,093)	(322,006)	(7,351,257)
Net increase (decrease)	88,992	$2,403,376	(208,114)	$(4,651,776)

Putnam RetirementReady 2040 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,113,139	$26,666,589	2,774,023	$58,917,310
Shares issued in connection with
reinvestment of distributions	237,462	5,646,854	15,444	326,020
	1,350,601	32,313,443	2,789,467	59,243,330
Shares repurchased	(1,266,771)	(30,286,883)	(1,750,565)	(37,728,192)
Net increase	83,830	$2,026,560	1,038,902	$21,515,138

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,552	$88,809
Shares issued in connection with
reinvestment of distributions	1,413	30,922	—	—
	1,413	30,922	4,552	88,809
Shares repurchased	(5,557)	(123,298)	(10,294)	(199,754)
Net decrease	(4,144)	$(92,376)	(5,742)	$(110,945)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	7,520	$162,914	17,527	$346,143
Shares issued in connection with
reinvestment of distributions	2,034	43,843	—	—
	9,554	206,757	17,527	346,143
Shares repurchased	(10,905)	(234,996)	(14,776)	(291,215)
Net increase (decrease)	(1,351)	$(28,239)	2,751	$54,928

100 RetirementReady® Funds

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	10,644	$241,443	4,854	$102,788
Shares issued in connection with
reinvestment of distributions	994	22,096	—	—
	11,638	263,539	4,854	102,788
Shares repurchased	(2,011)	(45,615)	(181)	(3,537)
Net increase	9,627	$217,924	4,673	$99,251

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	9,940	$241,813	20,589	$454,924
Shares issued in connection with
reinvestment of distributions	1,948	48,015	36	788
	11,888	289,828	20,625	455,712
Shares repurchased	(73,279)	(1,803,888)	(46,593)	(1,032,489)
Net decrease	(61,391)	$(1,514,060)	(25,968)	$(576,777)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	357,796	$10,177,067	500,362	$12,306,331
Shares issued in connection with
reinvestment of distributions	23,077	649,147	1,251	31,012
	380,873	10,826,214	501,613	12,337,343
Shares repurchased	(70,029)	(1,996,864)	(35,136)	(902,454)
Net increase	310,844	$8,829,350	466,477	$11,434,889

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	89,179	$2,505,318	101,769	$2,536,953
Shares issued in connection with
reinvestment of distributions	12,020	337,749	952	23,570
	101,199	2,843,067	102,721	2,560,523
Shares repurchased	(218,503)	(6,168,126)	(416,010)	(10,092,400)
Net decrease	(117,304)	$(3,325,059)	(313,289)	$(7,531,877)

Putnam RetirementReady 2035 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,137,032	$27,039,902	1,570,728	$33,771,033
Shares issued in connection with
reinvestment of distributions	121,855	2,892,843	21,568	457,677
	1,258,887	29,932,745	1,592,296	34,228,710
Shares repurchased	(966,370)	(22,923,372)	(785,907)	(17,023,875)
Net increase	292,517	$7,009,373	806,389	$17,204,835

RetirementReady® Funds 101

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	542	$11,677	3,138	$61,018
Shares issued in connection with
reinvestment of distributions	1,060	23,169	—	—
	1,602	34,846	3,138	61,018
Shares repurchased	(5,860)	(128,194)	(25,062)	(503,850)
Net decrease	(4,258)	$(93,348)	(21,924)	$(442,832)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	7,684	$166,528	13,136	$260,316
Shares issued in connection with
reinvestment of distributions	2,127	46,237	23	441
	9,811	212,765	13,159	260,757
Shares repurchased	(18,631)	(405,331)	(17,404)	(338,417)
Net decrease	(8,820)	$(192,566)	(4,245)	$(77,660)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	442	$10,115	436	$9,080
Shares issued in connection with
reinvestment of distributions	763	17,439	59	1,204
	1,205	27,554	495	10,284
Shares repurchased	(263)	(5,982)	(286)	(5,895)
Net increase	942	$21,572	209	$4,389

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	28,317	$641,881	34,726	$731,318
Shares issued in connection with
reinvestment of distributions	2,317	52,966	492	10,079
	30,634	694,847	35,218	741,397
Shares repurchased	(57,731)	(1,316,348)	(73,216)	(1,526,490)
Net decrease	(27,097)	$(621,501)	(37,998)	$(785,093)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	226,586	$6,382,951	629,127	$15,501,445
Shares issued in connection with
reinvestment of distributions	22,266	621,005	3,344	82,853
	248,852	7,003,956	632,471	15,584,298
Shares repurchased	(63,460)	(1,781,017)	(64,189)	(1,653,225)
Net increase	185,392	$5,222,939	568,282	$13,931,073

102 RetirementReady® Funds

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	220,019	$6,156,470	170,802	$4,342,380
Shares issued in connection with
reinvestment of distributions	12,458	346,950	2,019	49,994
	232,477	6,503,420	172,821	4,392,374
Shares repurchased	(103,745)	(2,885,093)	(550,820)	(13,467,739)
Net increase (decrease)	128,732	$3,618,327	(377,999)	$(9,075,365)

Putnam RetirementReady 2030 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,249,347	$28,768,089	3,791,748	$80,302,792
Shares issued in connection with
reinvestment of distributions	220,018	5,060,413	47,646	998,181
	1,469,365	33,828,502	3,839,394	81,300,973
Shares repurchased	(1,940,004)	(44,685,804)	(2,210,825)	(47,152,825)
Net increase (decrease)	(470,639)	$(10,857,302)	1,628,569	$34,148,148

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	110	$2,412	10,268	$208,339
Shares issued in connection with
reinvestment of distributions	1,391	30,451	—	—
	1,501	32,863	10,268	208,339
Shares repurchased	(15,751)	(345,551)	(13,171)	(269,732)
Net decrease	(14,250)	$(312,688)	(2,903)	$(61,393)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	20,608	$448,673	20,219	$408,097
Shares issued in connection with
reinvestment of distributions	2,043	44,587	29	575
	22,651	493,260	20,248	408,672
Shares repurchased	(28,808)	(627,397)	(25,085)	(512,130)
Net decrease	(6,157)	$(134,137)	(4,837)	$(103,458)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	5,212	$118,148	6,656	$140,052
Shares issued in connection with
reinvestment of distributions	326	7,290	—	—
	5,538	125,438	6,656	140,052
Shares repurchased	(1,269)	(28,296)	(8,439)	(174,702)
Net increase (decrease)	4,269	$97,142	(1,783)	$(34,650)

RetirementReady® Funds 103

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	15,700	$341,955	55,443	$1,136,140
Shares issued in connection with
reinvestment of distributions	3,145	68,680	602	11,991
	18,845	410,635	56,045	1,148,131
Shares repurchased	(111,896)	(2,424,057)	(85,575)	(1,724,705)
Net decrease	(93,051)	$(2,013,422)	(29,530)	$(576,574)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	295,816	$7,880,145	577,584	$13,810,694
Shares issued in connection with
reinvestment of distributions	19,309	511,113	3,079	73,892
	315,125	8,391,258	580,663	13,884,586
Shares repurchased	(30,406)	(806,792)	(46,643)	(1,161,754)
Net increase	284,719	$7,584,466	534,020	$12,722,832

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	150,549	$4,004,307	129,488	$3,178,358
Shares issued in connection with
reinvestment of distributions	8,706	230,176	1,512	36,267
	159,255	4,234,483	131,000	3,214,625
Shares repurchased	(149,748)	(3,951,731)	(514,397)	(12,226,788)
Net increase (decrease)	9,507	$282,752	(383,397)	$(9,012,163)

Putnam RetirementReady 2025 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,349,052	$30,706,949	1,529,898	$32,767,323
Shares issued in connection with
reinvestment of distributions	81,133	1,851,453	47,674	1,004,973
	1,430,185	32,558,402	1,577,572	33,772,296
Shares repurchased	(976,388)	(22,218,910)	(823,922)	(17,684,751)
Net increase	453,797	$10,339,492	753,650	$16,087,545

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	1,592	$33,599	11,619	$234,714
Shares issued in connection with
reinvestment of distributions	881	18,790	403	7,944
	2,473	52,389	12,022	242,658
Shares repurchased	(13,235)	(281,927)	(9,474)	(189,261)
Net increase (decrease)	(10,762)	$(229,538)	2,548	$53,397

104 RetirementReady® Funds

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	25,680	$543,735	20,796	$417,469
Shares issued in connection with
reinvestment of distributions	1,478	31,416	871	17,133
	27,158	575,151	21,667	434,602
Shares repurchased	(19,702)	(417,810)	(21,112)	(427,777)
Net increase	7,456	$157,341	555	$6,825

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	507	$10,937	5,371	$106,913
Shares issued in connection with
reinvestment of distributions	161	3,493	192	3,844
	668	14,430	5,563	110,757
Shares repurchased	(2,852)	(61,579)	(5,160)	(107,388)
Net increase (decrease)	(2,184)	$(47,149)	403	$3,369

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	24,035	$511,340	53,719	$1,090,424
Shares issued in connection with
reinvestment of distributions	2,033	43,496	1,444	28,585
	26,068	554,836	55,163	1,119,009
Shares repurchased	(107,701)	(2,288,585)	(49,029)	(981,387)
Net increase (decrease)	(81,633)	$(1,733,749)	6,134	$137,622

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	332,539	$7,677,081	539,559	$11,508,262
Shares issued in connection with
reinvestment of distributions	15,476	355,490	6,639	140,803
	348,015	8,032,571	546,198	11,649,065
Shares repurchased	(52,319)	(1,207,051)	(55,178)	(1,216,126)
Net increase	295,696	$6,825,520	491,020	$10,432,939

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	285,613	$6,548,156	128,196	$2,768,820
Shares issued in connection with
reinvestment of distributions	12,193	279,712	6,242	132,203
	297,806	6,827,868	134,438	2,901,023
Shares repurchased	(132,216)	(3,029,854)	(561,566)	(11,937,872)
Net increase (decrease)	165,590	$3,798,014	(427,128)	$(9,036,849)

RetirementReady® Funds 105

Putnam RetirementReady 2020 Fund

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	2,129,950	$41,813,235	5,638,470	$105,835,491
Shares issued in connection with
reinvestment of distributions	213,746	4,197,962	85,900	1,591,714
	2,343,696	46,011,197	5,724,370	107,427,205
Shares repurchased	(2,609,365)	(51,183,656)	(3,026,147)	(57,026,841)
Net increase (decrease)	(265,669)	$(5,172,459)	2,698,223	$50,400,364

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	3,565	$67,281	10,634	$192,403
Shares issued in connection with
reinvestment of distributions	795	15,097	190	3,396
	4,360	82,378	10,824	195,799
Shares repurchased	(19,537)	(370,889)	(16,298)	(295,771)
Net decrease	(15,177)	$(288,511)	(5,474)	$(99,972)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	34,038	$640,963	22,707	$408,883
Shares issued in connection with
reinvestment of distributions	1,621	30,710	443	7,930
	35,659	671,673	23,150	416,813
Shares repurchased	(29,463)	(556,024)	(30,125)	(550,349)
Net increase (decrease)	6,196	$115,649	(6,975)	$(133,536)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	1,005	$19,409	4,710	$87,121
Shares issued in connection with
reinvestment of distributions	120	2,326	68	1,249
	1,125	21,735	4,778	88,370
Shares repurchased	(6,183)	(118,064)	(1,162)	(21,586)
Net increase (decrease)	(5,058)	$(96,329)	3,616	$66,784

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	15,638	$295,915	171,352	$3,135,035
Shares issued in connection with
reinvestment of distributions	4,830	91,430	1,321	23,624
	20,468	387,345	172,673	3,158,659
Shares repurchased	(134,242)	(2,524,063)	(118,789)	(2,150,383)
Net increase (decrease)	(113,774)	$(2,136,718)	53,884	$1,008,276

106 RetirementReady® Funds

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	341,753	$7,618,254	209,836	$4,403,437
Shares issued in connection with
reinvestment of distributions	9,056	200,231	1,584	32,967
	350,809	7,818,485	211,420	4,436,404
Shares repurchased	(88,580)	(1,962,913)	(36,147)	(772,907)
Net increase	262,229	$5,855,572	175,273	$3,663,497

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	60,162	$1,344,882	36,430	$773,076
Shares issued in connection with
reinvestment of distributions	2,673	59,066	617	12,828
	62,835	1,403,948	37,047	785,904
Shares repurchased	(60,763)	(1,332,375)	(200,197)	(4,173,554)
Net increase (decrease)	2,072	$71,573	(163,150)	$(3,387,650)

Putnam Retirement Income Fund Lifestyle 1

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,740,133	$30,843,973	1,956,942	$33,678,424
Shares issued in connection with
reinvestment of distributions	121,015	2,143,157	47,239	804,187
	1,861,148	32,987,130	2,004,181	34,482,611
Shares repurchased	(1,166,532)	(20,676,771)	(1,183,031)	(20,313,533)
Net increase	694,616	$12,310,359	821,150	$14,169,078

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$22	1,979	$33,327
Shares issued in connection with
reinvestment of distributions	1,097	19,005	505	8,409
	1,098	19,027	2,484	41,736
Shares repurchased	(8,494)	(147,052)	(11,036)	(185,862)
Net decrease	(7,396)	$(128,025)	(8,552)	$(144,126)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	6,637	$115,997	8,984	$151,873
Shares issued in connection with
reinvestment of distributions	1,781	30,944	903	15,064
	8,418	146,941	9,887	166,937
Shares repurchased	(37,432)	(649,590)	(23,231)	(392,796)
Net decrease	(29,014)	$(502,649)	(13,344)	$(225,859)

RetirementReady® Funds 107

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	3,173	$56,412	3,243	$56,010
Shares issued in connection with
reinvestment of distributions	668	11,858	284	4,840
	3,841	68,270	3,527	60,850
Shares repurchased	(595)	(10,574)	(5,857)	(100,858)
Net increase (decrease)	3,246	$57,696	(2,330)	$(40,008)

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	31,918	$559,273	10,753	$184,326
Shares issued in connection with
reinvestment of distributions	913	16,169	721	12,228
	32,831	575,442	11,474	196,554
Shares repurchased	(44,323)	(779,677)	(54,624)	(935,747)
Net decrease	(11,492)	$(204,235)	(43,150)	$(739,193)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 7/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	36,022	$639,353	221,672	$3,823,086
Shares issued in connection with
reinvestment of distributions	6,024	107,045	1,996	34,246
	42,046	746,398	223,668	3,857,332
Shares repurchased	(34,305)	(611,303)	(14,076)	(245,254)
Net increase	7,741	$135,095	209,592	$3,612,078

	YEAR ENDED 7/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	130,494	$2,325,432	62,879	$1,084,247
Shares issued in connection with
reinvestment of distributions	6,490	115,351	3,227	55,219
	136,984	2,440,783	66,106	1,139,466
Shares repurchased	(73,797)	(1,310,364)	(312,433)	(5,363,372)
Net increase (decrease)	63,187	$1,130,419	(246,327)	$(4,223,906)

108 RetirementReady® Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
Putnam RetirementReady 2060 Fund class B	1,084	81.50%	$12,639
Putnam RetirementReady 2060 Fund class M	1,089	46.46	12,720
Putnam RetirementReady 2060 Fund class R	1,095	46.12	12,801
Putnam RetirementReady 2060 Fund class R6	1,094	2.96	12,876
Putnam RetirementReady 2060 Fund class Y	1,105	25.26	12,973

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam RetirementReady 2060 Fund	40.3%, 5.3%
Putnam RetirementReady 2055 Fund	18.2%, 11.8%
Putnam RetirementReady 2050 Fund	11.6%
Putnam RetirementReady 2045 Fund	10.0%, 6.9%
Putnam RetirementReady 2040 Fund	7.3%
Putnam RetirementReady 2035 Fund	12.5%
Putnam RetirementReady 2030 Fund	6.4%
Putnam RetirementReady 2025 Fund	9.3%, 6.2%

RetirementReady® Funds 109

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$1,338	$4,276	$5,595	$84	$ —	$(7)	$(12)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	—	6,842	1,610	30	—	4	1	531	5,237
Putnam Absolute Return 500
Fund Class P†	5,926	15,234	21,119	291	632	93	(134)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	20,282	94,269	27,758	967	219	585	(2,854)	7,115	84,524
Putnam Dynamic Asset Allocation
Equity Fund Class P	199,978	692,894	247,578	9,407	27,231	22,078	(9,079)	48,156	658,293
Putnam Dynamic Asset Allocation
Growth Fund Class P	43,541	152,476	53,570	1,963	6,988	3,111	(2,648)	8,051	142,910
Putnam Government Money
Market Fund Class G	1,218	5,942	3,040	—	—	—	—	4,120	4,120
Totals	$272,283	$971,933	$360,270	$12,742	$35,070	$25,864	$(14,726)		$895,084

Putnam RetirementReady 2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$118,144	$94,474	$211,792	$3,922	$—	$364	$(1,190)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	—	198,153	12,411	1,291	—	34	118	18,834	185,894
Putnam Absolute Return 500
Fund Class P†	374,105	224,948	589,673	10,189	20,465	3,498	(12,878)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	1,280,764	1,486,854	459,718	34,168	7,727	31,218	(87,362)	189,542	2,251,756
Putnam Dynamic Asset Allocation
Equity Fund Class P	12,240,553	8,283,769	4,582,017	311,108	900,628	867,406	(363,623)	1,203,079	16,446,088
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,112,089	2,931,619	1,183,216	88,826	316,249	172,606	(146,951)	275,276	4,886,147
Putnam Government Money
Market Fund Class G	77,143	129,741	99,233	1,481	—	—	—	107,651	107,651
Totals	$17,202,798	$13,349,558	$7,138,060	$450,985	$1,245,069	$1,075,126	$(611,886)		$23,877,536

110 RetirementReady® Funds	RetirementReady® Funds 111

Putnam RetirementReady 2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$715,775	$370,412	$1,081,994	$21,654	$—	$4,231	$(8,424)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	—	1,013,559	109,649	6,317	—	424	(356)	91,588	903,978
Putnam Absolute Return 500
Fund Class P†	1,220,613	413,887	1,593,043	29,832	35,618	2,096	(43,553)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	4,179,126	3,280,314	1,512,317	100,746	22,784	80,034	(187,322)	491,569	5,839,835
Putnam Dynamic Asset Allocation
Equity Fund Class P	31,277,229	12,029,858	11,931,194	702,790	2,034,511	2,296,224	(1,093,640)	2,383,210	32,578,477
Putnam Dynamic Asset Allocation
Growth Fund Class P	18,457,298	10,207,731	6,572,798	461,476	1,642,995	1,012,913	(844,598)	1,254,115	22,260,546
Putnam Government Money
Market Fund Class G	253,175	322,456	304,118	3,157	—	—	—	271,513	271,513
Totals	$56,103,216	$27,638,217	$23,105,113	$1,325,972	$3,735,908	$3,395,922	$(2,177,893)		$61,854,349

Putnam RetirementReady 2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$1,258,156	$805,330	$2,056,144	$39,595	$—	$6,730	$(14,072)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	—	1,891,712	191,583	11,920	—	611	(1,216)	172,191	1,699,524
Putnam Absolute Return 500
Fund Class P†	1,267,824	757,147	1,985,189	35,753	42,922	2,770	(42,552)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	4,340,797	4,292,131	1,773,128	110,461	24,981	87,444	(223,701)	565,955	6,723,543
Putnam Dynamic Asset Allocation
Equity Fund Class P	21,736,752	10,723,228	9,999,751	487,788	1,412,098	1,958,333	(1,093,304)	1,706,310	23,325,258
Putnam Dynamic Asset Allocation
Growth Fund Class P	29,369,667	19,555,654	11,625,892	755,500	2,689,809	1,769,338	(1,477,194)	2,117,835	37,591,573
Putnam Government Money
Market Fund Class G	260,309	386,302	338,761	2,808	—	—	—	307,850	307,850
Totals	$58,233,505	$38,411,504	$27,970,448	$1,443,825	$4,169,810	$3,825,226	$(2,852,039)		$69,647,748

112 RetirementReady® Funds	RetirementReady® Funds 113

Putnam RetirementReady 2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$3,503,684	$1,025,085	$4,515,397	$90,995	$—	$31,194	$(44,566)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	279,738	4,676,570	535,633	57,500	—	(1,289)	(12,062)	446,537	4,407,324
Putnam Absolute Return 500
Fund Class P†	5,366,986	2,026,739	7,216,895	136,604	162,608	31,620	(208,450)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	12,057,563	12,275,122	4,233,607	304,790	68,928	273,284	(635,176)	1,661,379	19,737,186
Putnam Dynamic Asset Allocation
Balanced Fund Class P	2,697,611	4,612,341	1,481,565	93,743	260,225	129,947	(61,305)	379,719	5,897,029
Putnam Dynamic Asset Allocation
Equity Fund Class P	19,478,181	5,708,948	9,419,820	355,183	1,028,222	1,887,039	(1,163,876)	1,206,326	16,490,472
Putnam Dynamic Asset Allocation
Growth Fund Class P	97,123,564	37,214,100	29,374,751	2,194,408	7,812,754	4,395,356	(3,341,122)	5,972,797	106,017,147
Putnam Government Money
Market Fund Class G	2,054,506	1,871,023	1,265,336	26,215	—	—	—	2,660,193	2,660,193
Totals	$142,561,833	$69,409,928	$58,043,004	$3,259,438	$9,332,737	$6,747,151	$(5,466,557)		$155,209,351

Putnam RetirementReady 2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$2,892,920	$1,432,834	$4,310,960	$85,207	$—	$12,584	$(27,378)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	1,752,987	5,739,339	966,490	165,382	—	13,391	(55,299)	656,933	6,483,928
Putnam Absolute Return 500
Fund Class P†	5,413,810	2,401,402	7,638,559	141,071	168,552	(21,131)	(155,522)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	11,606,344	13,569,660	3,861,427	311,025	70,338	66,661	(482,404)	1,759,161	20,898,834
Putnam Dynamic Asset Allocation
Balanced Fund Class P	16,536,183	16,557,710	6,362,729	445,037	1,153,280	643,748	(264,447)	1,745,683	27,110,465
Putnam Dynamic Asset Allocation
Growth Fund Class P	63,799,989	27,839,421	26,022,474	1,324,630	4,716,073	3,767,310	(2,985,362)	3,740,782	66,398,884
Putnam Government Money
Market Fund Class G	2,847,562	2,071,823	1,299,784	35,411	—	—	—	3,619,601	3,619,601
Totals	$104,849,795	$69,612,189	$50,462,423	$2,507,763	$6,108,243	$4,482,563	$(3,970,412)		$124,511,712

114 RetirementReady® Funds	RetirementReady® Funds 115

Putnam RetirementReady 2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$7,365,503	$2,150,608	$9,486,236	$191,269	$—	$59,263	$(89,138)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	9,672,245	13,169,240	3,834,014	633,273	—	93,661	(250,399)	1,909,902	18,850,733
Putnam Absolute Return 500
Fund Class P†	13,087,505	4,862,322	17,552,194	331,210	391,089	91,239	(488,872)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	26,485,760	22,929,291	8,123,370	600,861	135,884	432,286	(1,148,049)	3,415,481	40,575,918
Putnam Dynamic Asset Allocation
Balanced Fund Class P	84,241,519	32,896,082	25,830,869	1,687,206	4,229,944	2,968,992	(1,194,270)	5,993,655	93,081,454
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,954,297	518,022	528,530	41,713	13,410	23,892	(859)	181,274	1,966,822
Putnam Dynamic Asset Allocation
Growth Fund Class P	46,027,401	10,930,747	22,750,250	743,885	2,648,455	3,987,038	(3,300,100)	1,965,906	34,894,836
Putnam Government Money
Market Fund Class G	7,289,634	3,246,872	2,855,617	80,630	—	—	—	7,680,889	7,680,889
Totals	$196,123,864	$90,703,184	$90,961,080	$4,310,047	$7,418,782	$7,656,371	$(6,471,687)		$197,050,652

Putnam RetirementReady 2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$5,316,249	$2,371,745	$7,661,534	$154,533	$—	$24,405	$(50,865)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	9,656,729	13,543,843	3,726,841	675,804	—	(20,572)	(150,077)	1,955,733	19,303,082
Putnam Absolute Return 500
Fund Class P†	12,535,255	7,899,387	20,010,716	376,387	448,727	(45,472)	(378,454)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	14,095,671	25,249,507	5,741,017	339,827	76,851	70,296	(726,250)	2,773,418	32,948,207
Putnam Dynamic Asset Allocation
Balanced Fund Class P	51,266,531	23,117,753	20,893,494	983,530	2,335,676	2,140,378	(1,071,886)	3,513,154	54,559,282
Putnam Dynamic Asset Allocation
Conservative Fund Class P	9,111,563	9,918,900	3,491,009	298,796	100,584	180,912	(67,486)	1,442,662	15,652,880
Putnam Government Money
Market Fund Class G	5,269,843	3,330,003	2,003,246	66,155	—	—	—	6,596,600	6,596,600
Totals	$107,251,841	$85,431,138	$63,527,857	$2,895,032	$2,961,838	$2,349,947	$(2,445,018)		$129,060,051

116 RetirementReady® Funds	RetirementReady® Funds 117

Putnam RetirementReady 2020 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$13,121,771	$4,555,587	$17,614,844	$358,712	$—	$114,255	$(176,769)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	27,934,935	28,766,143	10,974,287	1,749,379	—	408,382	(854,005)	4,587,758	45,281,168
Putnam Absolute Return 500
Fund Class P†	43,412,497	16,134,141	58,290,555	1,099,916	1,292,174	582,105	(1,838,188)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	14,869,057	54,932,705	10,218,549	273,881	61,938	670,522	(1,724,493)	4,926,704	58,529,242
Putnam Dynamic Asset Allocation
Balanced Fund Class P	39,418,991	9,851,327	21,022,824	591,788	1,343,950	2,340,485	(1,584,512)	1,867,577	29,003,467
Putnam Dynamic Asset Allocation
Conservative Fund Class P	49,217,553	21,424,613	16,148,422	1,156,824	383,092	1,157,626	(577,873)	5,075,898	55,073,497
Putnam Government Money
Market Fund Class G	11,810,949	4,308,506	4,304,558	129,873	—	—	—	11,814,897	11,814,897
Totals	$199,785,753	$139,973,022	$138,574,039	$5,360,373	$3,081,154	$5,273,375	$(6,755,840)		$199,702,271

Putnam Retirement Income Fund Lifestyle 1

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/18	as of 7/31/18
Putnam Absolute Return 100
Fund Class P*	$8,195,573	$2,616,125	$10,780,961	$213,081	$—	$33,185	$(63,922)	—	$—
Putnam Fixed Income Absolute
Return Fund Class P**	19,085,452	18,658,405	6,384,066	1,128,811	—	(208,925)	(56,411)	3,150,401	31,094,455
Putnam Absolute Return 500
Fund Class P†	27,528,717	9,699,924	36,495,936	666,960	796,038	(138,549)	(594,156)	—	—
Putnam Multi-Asset Absolute
Return Fund Class P‡	—	33,753,590	2,115,067	—	—	(110,958)	(462,865)	2,614,874	31,064,700
Putnam Dynamic Asset Allocation
Conservative Fund Class P	31,215,979	13,038,569	8,975,196	712,639	225,587	81,755	299,279	3,286,672	35,660,386
Putnam Government Money
Market Fund Class G	5,437,413	2,565,232	1,832,857	65,222	—	—	—	6,169,788	6,169,788
Totals	$91,463,134	$80,331,845	$66,584,083	$2,786,713	$1,021,625	$(343,492)	$(878,075)		$103,989,329

* Effective 4/20/18, Putnam Absolute Return 100 Fund is no longer an underlying position within the Putnam RetirementReady Funds suite of funds.

** Effective 4/30/18, Putnam Absolute Return 300 Fund was renamed Putnam Fixed Income Absolute Return Fund.

† Effective 4/30/18, Putnam Absolute Return 500 Fund merged into Putnam Absolute Return 700 Fund.

‡ Effective 4/30/18, Putnam Absolute Return 700 Fund was renamed Putnam Multi-Asset Absolute Return Fund.

118 RetirementReady® Funds	RetirementReady® Funds 119

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

120 RetirementReady® Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended July 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Amount
Putnam RetirementReady 2060 Fund	$49,165
Putnam RetirementReady 2055 Fund	1,881,806
Putnam RetirementReady 2050 Fund	5,203,276
Putnam RetirementReady 2045 Fund	1,555,507
Putnam RetirementReady 2040 Fund	10,133,258
Putnam RetirementReady 2030 Fund	1,475,364

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deductions for corporations.

Qualifying %
Putnam RetirementReady 2060 Fund	21.50%
Putnam RetirementReady 2055 Fund	25.59
Putnam RetirementReady 2050 Fund	22.71
Putnam RetirementReady 2045 Fund	21.44
Putnam RetirementReady 2040 Fund	17.21
Putnam RetirementReady 2035 Fund	17.55
Putnam RetirementReady 2030 Fund	19.88
Putnam RetirementReady 2025 Fund	19.91
Putnam RetirementReady 2020 Fund	16.39
Putnam Retirement Income Fund Lifestyle 1	13.25

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
Putnam RetirementReady 2060 Fund	34.22%
Putnam RetirementReady 2055 Fund	40.74
Putnam RetirementReady 2050 Fund	36.21
Putnam RetirementReady 2045 Fund	33.69
Putnam RetirementReady 2040 Fund	27.52
Putnam RetirementReady 2035 Fund	27.43
Putnam RetirementReady 2030 Fund	29.75
Putnam RetirementReady 2025 Fund	29.56
Putnam RetirementReady 2020 Fund	25.22
Putnam Retirement Income Fund Lifestyle 1	20.97

The Form 1099 that will be mailed to you in January 2019 will show the tax status of all distributions paid to your account in calendar 2018.

RetirementReady® Funds 121

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Until 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance. Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT. Prior to 1998, served as Head of the Department of Economics at MIT.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

122 RetirementReady® Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2018, there were 101 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

RetirementReady® Funds 123

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Susan G. Malloy (Born 1957)
Executive Vice President, Principal Executive Officer,	Vice President and Assistant Treasurer
and Compliance Liaison	Since 2007
Since 2004	Head of Accounting, Middle Office, & Control Services,
Putnam Investments and Putnam Management
Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer	Mark C. Trenchard (Born 1962)
Since 2011	Vice President and BSA Compliance Officer
General Counsel, Putnam Investments,	Since 2002
Putnam Management, and Putnam Retail Management	Director of Operational Compliance, Putnam
Investments and Putnam Retail Management
James F. Clark (Born 1974)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2016	Vice President, Director of Proxy Voting and Corporate
Chief Compliance Officer, Putnam Investments	Governance, Assistant Clerk, and Assistant Treasurer
and Putnam Management	Since 2000

Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk,
Since 2010	and Assistant Treasurer
Since 2004
Janet C. Smith (Born 1965)
Vice President, Principal Financial Officer, Principal
Accounting Officer, and Assistant Treasurer
Since 2007
Head of Fund Administration Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

124 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
One Post Office Square	Officers
Boston, MA 02109	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Independent Registered Public	Vice President and
Accounting Firm	Chief Legal Officer	Denere P. Poulack
PricewaterhouseCoopers LLP		Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

AN097 312431 9/18

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2018	$182,311	$ —	$60,535	$ —
July 31, 2017	$399,846	$ —	$60,535	$ —

For the fiscal years ended July 31, 2018 and July 31, 2017, the fund's independent auditor billed aggregate non-audit fees in the amounts of $584,936 and $443,065 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2018	$ —	$524,401	$ —	$ —
July 31, 2017	$ —	$382,530	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 27, 2018